UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21323

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Limited Duration Income

Fund (EVV)

Semiannual Report

September 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report September 30, 2014

Eaton Vance

Limited Duration Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Board of Trustees’ Contract Approval	55

Officers and Trustees	58

Important Notices	59

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Performance1

Portfolio Managers Scott H. Page, CFA, Payson F. Swaffield, CFA, Michael W. Weilheimer, CFA, Catherine McDermott, Andrew Szczurowski, CFA, and Eric A. Stein, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	05/30/2003	1.06%	6.84%	9.12%	7.43%
Fund at Market Price	—	–0.51	0.96	8.10	6.29

% Premium/Discount to NAV[2]
					–9.55%

Distributions[3]
Total Distributions per share for the period					$0.610
Distribution Rate at NAV					7.57%
Distribution Rate at Market Price					8.37%

% Total Leverage[4]
Auction Preferred Shares (APS)					8.53%
Borrowings					30.86

Fund Profile

Asset Allocation (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Endnotes and Additional Disclosures

[1]	Performance results reflect the effects of leverage.

[2]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[5]	Asset Allocation as a percentage of the Fund’s net assets amounted to 165.8%

Fund profile subject to change due to active management

3

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 62.3%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.7%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	791	$783,851
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	724	727,001
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	333	333,273
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	172	172,298
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	238	190,249
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	4,996	4,916,808
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	328	329,574
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,881	2,838,796
Term Loan, 3.75%, Maturing June 4, 2021	2,444	2,409,399

		$12,701,249

Automotive — 2.5%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	550	$550,274
Allison Transmission, Inc.
Term Loan, 2.91%, Maturing August 7, 2017	401	398,090
Term Loan, 3.75%, Maturing August 23, 2019	5,806	5,756,909
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	5,209	5,214,328
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017	5,760	5,725,356
Term Loan, 3.25%, Maturing December 31, 2018	2,761	2,723,160
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021	1,845	1,826,921
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	1,318	1,316,727
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	5,225	5,187,678
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	6,775	6,786,646
INA Beteiligungsgesellschaft GmbH
Term Loan, 3.75%, Maturing May 15, 2020	1,150	1,141,169
Metaldyne, LLC
Term Loan, 4.25%, Maturing December 18, 2018	1,974	1,966,971

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 1, 2021	3,142	$3,098,921
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	963	953,834
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	3,299	3,290,683
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	1,421	1,401,893

		$47,339,560

Brokerage / Securities Dealers / Investment Houses — 0.0%(4)
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	573	$571,158

		$571,158

Building and Development — 0.6%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	1,559	$1,534,302
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,942	1,936,559
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020	767	765,332
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	2,000	1,969,286
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	1,166	1,157,878
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,964	1,952,930
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	1,608	1,586,048
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	489	489,417
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	680	682,478

		$12,074,230

Business Equipment and Services — 5.3%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021	4,450	$4,461,072
Allied Security Holdings, LLC
Term Loan, 4.25%, Maturing February 12, 2021	823	811,915
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	2,224	2,118,470

4	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		572	$568,371
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		862	840,915
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020		1,092	1,071,590
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		979	979,716
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		492	486,601
Ceridian LLC
Term Loan, 4.15%, Maturing May 9, 2017		723	721,658
Term Loan, 4.50%, Maturing September 15, 2020		754	746,627
ClientLogic Corporation
Term Loan, 6.98%, Maturing January 30, 2017		1,171	1,173,535
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		1,269	1,272,050
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		495	497,849
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		2,042	2,010,903
Education Management LLC
Term Loan, 5.25%, Maturing June 1, 2016		1,488	857,859
Term Loan, 9.25%, Maturing March 29, 2018		2,118	1,218,064
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		4,676	4,655,979
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		2,527	2,501,853
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		1,889	1,891,653
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020		994	1,005,435
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		147	144,745
Term Loan, 4.00%, Maturing November 6, 2020		573	565,823
Term Loan, 4.75%, Maturing November 6, 2020	CAD	819	721,062
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		599	587,755
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		2,653	2,636,338
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		1,529	1,529,840
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		3,734	3,662,182
Term Loan, 3.75%, Maturing March 17, 2021	EUR	3,619	4,562,196

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,559	$1,560,549
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,646	2,074,493
Term Loan - Second Lien, 7.25%, Maturing May 15, 2022		1,000	996,875
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		3,444	3,398,070
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		5,173	5,151,470
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		2,396	2,474,112
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		1,684	1,617,000
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		1,787	1,770,520
National CineMedia, LLC
Term Loan, 2.91%, Maturing November 26, 2019		575	551,521
Quintiles Transnational Corporation
Term Loan, 3.75%, Maturing June 8, 2018		7,150	7,060,830
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		1,358	1,369,693
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		500	511,250
Sensus USA Inc.
Term Loan, 4.50%, Maturing May 9, 2017		700	683,902
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		3,200	3,157,482
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 28, 2017		180	179,348
Term Loan, 4.00%, Maturing March 8, 2020		8,826	8,736,181
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		1,228	1,231,555
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		5,522	5,448,622
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 6.00%, Maturing September 2, 2021		1,575	1,574,261
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		127	126,981
Term Loan, 6.00%, Maturing July 28, 2017		650	648,705
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		394	393,507
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		5,434	5,328,718

			$100,347,701

5	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 2.3%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		829	$813,865
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		5,227	5,144,865
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		1,654	1,607,312
Term Loan, 3.00%, Maturing January 3, 2021		1,792	1,741,655
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		313	312,157
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		2,035	2,039,050
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021		1,136	1,108,654
Term Loan, 3.75%, Maturing June 30, 2021		1,172	1,154,101
Mediacom Illinois, LLC
Term Loan, 1.62%, Maturing January 31, 2015		1,480	1,476,770
Term Loan, 3.12%, Maturing October 23, 2017		981	969,011
Term Loan, 3.75%, Maturing June 30, 2021		650	639,031
Numericable U.S. LLC
Term Loan, 4.50%, Maturing May 21, 2020		1,368	1,358,939
Term Loan, 4.50%, Maturing May 21, 2020		1,582	1,570,780
UPC Financing Partnership
Term Loan, 3.82%, Maturing March 31, 2021	EUR	6,493	8,205,993
Term Loan, 3.25%, Maturing June 30, 2021		2,054	2,002,214
Virgin Media Bristol LLC
Term Loan, 3.50%, Maturing June 7, 2020		6,950	6,775,631
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,800	2,902,570
Ziggo B.V.
Term Loan, 3.00%, Maturing January 15, 2022(5)	EUR	41	51,054
Term Loan, 3.00%, Maturing January 15, 2022(5)	EUR	591	738,588
Term Loan, 3.00%, Maturing January 15, 2022(5)	EUR	837	1,044,914
Term Loan, 3.50%, Maturing January 15, 2022	EUR	44	54,458
Term Loan, 3.50%, Maturing January 15, 2022	EUR	467	583,722
Term Loan, 3.50%, Maturing January 15, 2022	EUR	745	930,893

			$43,226,227

Chemicals and Plastics — 2.9%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		1,205	$1,201,214
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		625	623,252
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020		3,629	3,625,276

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Axalta Coating Systems US Holdings Inc.
Term Loan, 3.75%, Maturing February 1, 2020		4,083	$4,004,809
AZ Chem US Inc.
Term Loan, 4.50%, Maturing June 12, 2021		910	909,885
Colouroz Investment 1, GmbH
Term Loan, Maturing September 7, 2021(2)		199	197,363
Term Loan, Maturing September 7, 2021(2)		1,201	1,193,887
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		675	669,375
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		725	722,281
Gemini HDPE LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,100	2,099,124
Huntsman International, LLC
Term Loan, 2.70%, Maturing April 19, 2017		2,101	2,066,868
Term Loan, 3.75%, Maturing August 12, 2021		2,550	2,530,875
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		7,929	7,781,762
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		398	398,000
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		1,639	1,618,266
Minerals Technologies Inc.
Term Loan, 4.00%, Maturing May 9, 2021		2,568	2,564,346
Momentive Performance Materials USA Inc.
DIP Loan, 4.00%, Maturing April 15, 2015		325	325,402
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		92	92,159
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		750	751,875
Term Loan, 5.00%, Maturing July 25, 2021	EUR	1,275	1,620,789
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		2,283	2,245,655
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	991,867
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		594	588,787
Term Loan, 5.52%, Maturing June 8, 2020	CAD	1,944	1,733,615
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		3,242	3,212,723
Solenis International, LP
Term Loan, 4.50%, Maturing July 2, 2021	EUR	1,300	1,641,281
Term Loan, 4.25%, Maturing July 31, 2021		400	393,375
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		520	522,236

6	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		1,407	$1,397,478
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		2,465	2,450,573
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,888	3,854,319
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		309	306,349

			$54,335,066

Conglomerates — 0.4%
Custom Sensors & Technologies, Inc.
Term Loan, Maturing June 18, 2021(2)		450	$447,938
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,383	3,340,278
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	1,315	1,673,448
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		2,426	2,408,521
Term Loan, 5.05%, Maturing December 17, 2019	CAD	409	365,016

			$8,235,201

Containers and Glass Products — 0.8%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,561	$2,501,298
Term Loan, 3.75%, Maturing January 6, 2021		6,226	6,096,290
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021		549	545,196
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		373	374,904
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		5,085	5,038,518
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		642	637,941

			$15,194,147

Cosmetics / Toiletries — 0.3%
Prestige Brands, Inc.
Term Loan, 4.13%, Maturing January 31, 2019		209	$208,220
Term Loan, 4.50%, Maturing September 3, 2021		875	875,328
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,489	1,471,769

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries (continued)
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		2,591	$2,452,668

			$5,007,985

Drugs — 1.0%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		1,177	$1,163,372
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		849	853,427
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021		522	518,294
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		1,035	1,033,996
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		2,200	2,163,058
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		1,614	1,598,940
Term Loan, 3.75%, Maturing December 11, 2019		3,432	3,399,394
Term Loan, 3.75%, Maturing August 5, 2020		4,646	4,597,490
VWR Funding, Inc.
Term Loan, 3.40%, Maturing April 3, 2017		3,849	3,799,704

			$19,127,675

Ecological Services and Equipment — 0.3%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		5,287	$5,167,074
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		1,147	1,162,181
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.64%, (3.14% Cash, 3.50% PIK), Maturing March 31, 2016 (3)	GBP	561	204,530

			$6,533,785

Electronics / Electrical — 5.6%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		767	$761,975
Answers Corporation
Term Loan, 7.75%, Maturing December 20, 2018		1,035	1,043,741
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020		950	965,438
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		5,840	5,861,757
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018		1,000	1,015,625

7	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	11,147	$11,060,472
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019	495	486,957
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020	3,975	4,014,750
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	945	936,979
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	444	444,938
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018	1,535	1,524,576
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	2,314	2,244,124
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 28, 2021	644	637,718
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018	1,350	1,335,483
Term Loan, 4.50%, Maturing April 29, 2020	11,986	11,914,014
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	2,626	2,598,797
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	613	605,896
Evergreen Skills Lux S.a.r.l.
Term Loan, 5.75%, Maturing April 28, 2021	2,925	2,890,874
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020	2,032	2,035,003
Eze Castle Software Inc.
Term Loan, 4.00%, Maturing April 6, 2020	742	734,909
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	1,048	1,056,641
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	2,976	2,934,533
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	5,095	5,033,107
GXS Group, Inc.
Term Loan, 3.25%, Maturing January 16, 2021	1,265	1,253,970
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	519	518,401
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	8,671	8,485,777
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	673	679,625
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	2,900	2,906,289

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
MH Sub I, LLC
Term Loan, 4.34%, Maturing July 8, 2021(5)	113	$112,287
Term Loan, 5.00%, Maturing July 8, 2021	1,035	1,030,459
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	1,333	1,319,409
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	2,574	2,533,246
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	600	598,500
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	920	903,693
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	300	294,375
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	431	432,240
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,500	1,512,188
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	5,190	5,063,536
Sensata Technologies B.V.
Term Loan, 3.25%, Maturing May 12, 2019	1,617	1,609,982
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	920	921,142
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	545	552,640
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	694	688,547
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018	1,747	1,725,394
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 22, 2019	1,147	1,146,408
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	1,529	1,537,019
Sybil Software LLC
Term Loan, 4.75%, Maturing March 20, 2020	2,194	2,194,665
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	1,197	1,192,811
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,984	1,971,382
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	1,980	1,969,096
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	939	938,182

		$106,229,570

8	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.4%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	3,275	$3,244,808
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	4,712	4,685,163

		$7,929,971

Financial Intermediaries — 2.9%
American Capital, Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	650	$646,439
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	773	769,484
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	1,000	991,250
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	3,227	3,198,984
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	1,621	1,597,416
First Data Corporation
Term Loan, 3.65%, Maturing March 24, 2017	1,000	984,875
Term Loan, 3.65%, Maturing March 23, 2018	4,100	4,027,397
Term Loan, 3.65%, Maturing September 24, 2018	4,650	4,565,719
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,613	1,594,668
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	3,618	3,608,564
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	550	551,756
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	1,006	990,851
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	1,234	1,215,088
LPL Holdings, Inc.
Term Loan, 2.65%, Maturing March 29, 2017	516	516,914
Term Loan, 3.25%, Maturing March 29, 2019	3,958	3,918,884
Medley LLC
Term Loan, 6.50%, Maturing May 15, 2019	750	746,250
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	659	654,825
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	1,529	1,504,848
Nuveen Investments, Inc.
Term Loan, 4.16%, Maturing May 15, 2017	8,245	8,233,219
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	174	174,991
Term Loan, 6.25%, Maturing September 4, 2018	916	920,329

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		4,420	$4,353,486
Oz Management LP
Term Loan, 1.65%, Maturing November 15, 2016		1,341	1,285,840
PGX Holdings, Inc.
Term Loan, Maturing September 18, 2020(2)		750	747,188
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019		1,964	1,959,956
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		1,285	1,268,456
TransFirst Holdings, Inc.
Term Loan, 4.25%, Maturing December 27, 2017		1,188	1,183,377
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		868	873,865
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		2,069	1,995,224

			$55,080,143

Food Products — 2.6%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		4,341	$4,345,194
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		3,805	3,678,571
Blue Buffalo Company, Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,372	1,363,590
Charger OpCo B.V.
Term Loan, Maturing June 30, 2021(2)	EUR	950	1,193,711
Term Loan, Maturing July 23, 2021(2)		2,875	2,810,313
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		1,037	1,038,604
CSM Bakery Solutions LLC
Term Loan, 5.00%, Maturing July 3, 2020		1,188	1,176,492
Del Monte Foods, Inc.
Term Loan, 4.26%, Maturing February 18, 2021		1,720	1,611,184
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		249	246,263
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		2,154	2,142,498
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		12,763	12,629,421
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		1,119	1,117,276
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		2,667	2,654,804
Term Loan, 3.75%, Maturing September 18, 2020		1,980	1,960,200

9	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		9,496	$9,328,396
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		842	826,160
Post Holdings Inc.
Term Loan, 3.75%, Maturing June 2, 2021		748	741,631

			$48,864,308

Food Service — 1.6%
Aramark Corporation
Term Loan, 3.66%, Maturing July 26, 2016		137	$136,284
Term Loan, 3.66%, Maturing July 26, 2016		246	244,408
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		347	347,592
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(3)		121	120,529
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		2,597	2,594,078
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		970	943,446
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		1,160	1,158,720
Darling International Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	1,294	1,633,347
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		3,258	3,173,469
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,613	2,596,122
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		683	662,025
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		658	656,562
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		910	890,867
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		321	315,187
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		7,727	7,705,459
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		7,585	5,849,546
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		2,060	2,051,695

			$31,079,336

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 2.1%
Albertson’s Holdings LLC
Term Loan, 4.00%, Maturing August 25, 2019		2,975	$2,956,406
Term Loan, 4.50%, Maturing August 25, 2021		1,200	1,195,375
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019		1,364	1,360,971
Alliance Boots Holdings Limited
Term Loan, 3.48%, Maturing July 10, 2017	EUR	1,000	1,264,471
Term Loan, 3.98%, Maturing July 10, 2017	GBP	8,450	13,712,034
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		6,371	6,269,143
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		1,400	1,380,575
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		466	467,052
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		5,757	5,691,388
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		550	558,766
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		4,245	4,177,950

			$39,034,131

Health Care — 6.7%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		1,400	$1,398,233
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		4,251	4,226,690
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		1,407	1,403,675
Amneal Pharmaceuticals LLC
Term Loan, 4.75%, Maturing November 1, 2019		1,270	1,270,356
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021		798	791,267
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		5,280	5,305,191
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		516	519,251
Biomet Inc.
Term Loan, 3.65%, Maturing July 25, 2017		5,786	5,756,366
BSN Medical Inc.
Term Loan, 4.00%, Maturing August 28, 2019		618	617,572
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		178	176,227
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		2,209	2,200,490

10	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Community Health Systems, Inc.
Term Loan, 3.48%, Maturing January 25, 2017		1,924	$1,916,599
Term Loan, 4.25%, Maturing January 27, 2021		8,402	8,388,321
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		1,390	1,385,162
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		1,350	1,336,500
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		4,239	4,198,639
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017		1,433	1,424,588
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		4,245	4,211,100
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		539	535,034
Term Loan, 4.25%, Maturing August 31, 2020		1,792	1,777,320
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		3,781	3,793,292
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.15%, Maturing February 27, 2021		6,269	6,167,508
HCA, Inc.
Term Loan, 2.90%, Maturing March 31, 2017		4,785	4,758,726
Term Loan, 2.98%, Maturing May 1, 2018		2,130	2,108,635
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019		1,609	1,594,074
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		3,262	3,255,602
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		1,252	1,249,423
Term Loan, 7.75%, Maturing May 15, 2018		3,116	3,102,728
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		1,172	1,150,715
Term Loan, 4.50%, Maturing March 11, 2021	EUR	399	502,540
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021		1,970	1,939,280
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		6,791	6,717,588
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		2,459	2,378,813
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		1,500	1,480,000
Term Loan, 3.50%, Maturing March 19, 2021		2,015	1,987,485
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		419	418,627

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	4,264	$4,264,278
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	1,392	1,400,898
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	1,012	1,007,093
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 31, 2021	697	694,033
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	4,001	4,002,764
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	2,159	2,158,687
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	4,190	4,149,570
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018	3,488	3,463,170
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	2,104	2,089,615
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	1,929	1,920,232
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	1,571	1,574,008
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	505	504,237
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	914	914,049
Select Medical Corporation
Term Loan, 2.99%, Maturing December 20, 2016	225	222,609
Term Loan, 3.75%, Maturing June 1, 2018	1,225	1,214,251
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 12, 2020	1,407	1,401,911
TriZetto Corporation
Term Loan, 4.75%, Maturing May 2, 2018	1,481	1,482,495
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	1,789	1,757,314
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	2,204	2,180,008

		$127,844,839

Home Furnishings — 0.3%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021	323	$319,333
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,516	3,495,155

11	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Home Furnishings (continued)
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		2,193	$2,170,932

			$5,985,420

Industrial Equipment — 1.8%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018		374	$370,853
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		1,330	1,286,533
Delachaux S.A.
Term Loan, Maturing September 25, 2021(2)		750	753,750
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		1,471	1,474,991
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,000	1,011,563
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		2,153	2,114,089
Term Loan, 4.75%, Maturing July 30, 2020	EUR	470	596,455
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020		1,929	1,899,151
Grede Holdings LLC
Term Loan, 4.75%, Maturing June 2, 2021		1,125	1,122,891
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		3,661	3,618,010
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		900	884,250
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020		1,903	1,893,404
NN, Inc.
Term Loan, 6.00%, Maturing August 13, 2021		900	902,813
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		856	856,412
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		6,559	6,465,832
Signode Industrial Group US Inc.
Term Loan, 4.00%, Maturing May 1, 2021		1,675	1,659,113
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019		1,204	1,186,059
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		398	398,435
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		856	851,161
Terex Corporation
Term Loan, 4.00%, Maturing July 31, 2021	EUR	2,100	2,664,010

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	634	$632,980
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021	572	568,311

		$33,211,066

Insurance — 2.0%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019	3,212	$3,207,047
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	5,042	5,041,885
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	1,141	1,131,103
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019	10,287	10,249,748
Term Loan, 4.25%, Maturing July 8, 2020	1,136	1,119,182
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	1,375	1,395,625
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	1,582	1,463,789
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	4,756	4,721,568
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	2,404	2,367,780
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	572	573,452
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	3,539	3,474,085
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	3,892	3,828,449

		$38,573,713

Leisure Goods / Activities / Movies — 2.5%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	3,665	$3,661,875
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	2,424	2,417,722
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	4,582	4,510,665
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020	221	218,852
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020	2,442	2,433,137
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing July 25, 2020	225	224,156

12	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	1,234	$1,234,937
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	2,128	2,107,780
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	533	531,719
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	1,092	1,081,675
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	7,009	6,936,928
Nord Anglia Education Limited
Term Loan, 4.50%, Maturing March 19, 2021	1,870	1,851,609
Regal Cinemas, Inc.
Term Loan, 2.68%, Maturing August 23, 2017	873	860,176
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	1,425	1,407,173
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	2,319	2,196,961
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018	3,126	3,122,135
SONIFI Solutions, Inc.
Term Loan, 6.75%, Maturing March 31, 2018(3)	538	188,299
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	2,204	2,167,741
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	1,613	1,403,147
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	1,654	1,632,353
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	2,000	2,010,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	1,163	1,124,717
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020	3,463	3,422,922

		$46,746,679

Lodging and Casinos — 2.4%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	1,553	$1,548,155
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	3,625	3,584,219
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	975	988,650
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	572	564,986

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Caesars Entertainment Operating Company
Term Loan, 6.95%, Maturing March 1, 2017		1,594	$1,455,545
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		2,523	2,500,217
Four Seasons Holdings Inc.
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		3,100	3,100,000
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 28, 2018	GBP	2,775	4,521,496
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		179	180,883
Term Loan, 5.50%, Maturing November 21, 2019		417	422,061
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		8,316	8,200,283
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing April 14, 2021		1,432	1,415,180
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 19, 2020		2,556	2,541,843
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		6,411	6,310,950
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		905	896,965
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019		594	586,575
RHP Hotel Properties, LP
Term Loan, 3.75%, Maturing January 15, 2021		873	871,721
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		4,169	4,157,428
Term Loan, Maturing September 17, 2021(2)		1,150	1,127,719
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020		495	486,338

			$45,461,214

Nonferrous Metals / Minerals — 0.9%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		911	$820,012
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018		3,032	2,779,348
Fairmount Minerals Ltd.
Term Loan, 3.75%, Maturing March 15, 2017		495	495,619
Term Loan, 4.50%, Maturing September 5, 2019		2,500	2,500,687
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		1,816	1,814,967

13	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	1,024	$999,863
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	3,240	3,215,329
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	516	515,303
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	925	935,984
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	500	495,625
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	3,138	2,781,249

		$17,353,986

Oil and Gas — 2.4%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	2,719	$2,718,674
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	3,150	3,197,250
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	2,026	2,028,899
Citgo Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	1,300	1,303,792
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,023	1,036,543
Drillships Ocean Ventures Inc.
Term Loan, 5.50%, Maturing July 25, 2021	1,400	1,353,625
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	2,200	2,152,333
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,312	1,299,648
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	875	879,740
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,418	1,393,062
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	8,680	8,640,755
Obsidian Holdings LLC
Term Loan, 6.75%, Maturing November 2, 2015	691	691,473
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	875	876,075
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	1,125	1,071,563

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	496	$492,662
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,900	1,850,363
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	4,891	4,660,410
Seventy Seven Operating LLC
Term Loan, 3.75%, Maturing June 25, 2021	698	693,886
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	48	46,873
Term Loan, 4.25%, Maturing December 16, 2020	128	125,683
Term Loan, 4.25%, Maturing December 16, 2020	917	903,500
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	262	258,146
Term Loan, 4.25%, Maturing September 25, 2019	429	422,632
Term Loan, 4.25%, Maturing October 1, 2019	3,236	3,189,479
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	1,458	1,455,429
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	2,960	2,952,286

		$45,694,781

Publishing — 1.6%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	887	$888,532
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	1,687	1,694,632
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	9,064	8,313,553
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	2,095	2,085,585
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	8,611	8,288,221
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	843	845,818
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,202	1,191,980
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	763	771,569
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	423	418,911
Nelson Education Ltd.
Term Loan, 4.75%, Maturing July 3, 2014(6)	582	480,552

14	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019		767	$773,643
ProQuest LLC
Term Loan, Maturing October 24, 2021(2)		900	900,282
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		1,185	1,191,636
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 16, 2021		2,302	2,267,267

			$30,112,181

Radio and Television — 1.3%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		575	$573,563
Clear Channel Communications, Inc.
Term Loan, 3.80%, Maturing January 29, 2016		5	4,747
Term Loan, 6.90%, Maturing January 30, 2019		566	541,678
Term Loan, 7.65%, Maturing July 30, 2019		1,682	1,648,482
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		5,620	5,536,100
Entercom Radio, LLC
Term Loan, 4.05%, Maturing November 23, 2018		419	419,069
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		1,932	1,901,886
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		374	371,912
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		535	536,815
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		937	923,846
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		1,063	1,047,655
Raycom TV Broadcasting, Inc.
Term Loan, 3.75%, Maturing August 4, 2021		897	900,615
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		517	509,249
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		1,211	1,194,264
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		825	811,938
Tyrol Acquisitions 2 SAS
Term Loan, 4.01%, (3.01% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	717	881,647
Term Loan, 4.01%, (3.01% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	717	881,647

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		6,625	$6,508,129

			$25,193,242

Retailers (Except Food and Drug) — 3.6%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		2,894	$2,877,482
B&M Retail Limited
Term Loan, 4.32%, Maturing May 21, 2019	GBP	475	763,693
Term Loan, 4.32%, Maturing April 28, 2020	GBP	375	608,539
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		3,167	3,133,039
B.C. Unlimited Liability Company
Term Loan, Maturing September 24, 2021(2)		8,725	8,669,256
Burlington Coat Factory Warehouse Corporation
Term Loan, 4.25%, Maturing July 17, 2021		650	645,664
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		4,635	4,532,957
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		669	650,838
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		711	703,426
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,312	1,312,406
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		4,648	4,657,807
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		3,840	3,654,359
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		4,034	3,887,981
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,900	1,894,040
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		3,975	3,902,646
Term Loan, 4.00%, Maturing January 28, 2020		1,325	1,310,756
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		5,434	5,349,100
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		2,628	2,588,416
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		491	489,715
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,396	2,379,953

15	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		299	$249,248
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		673	659,846
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,642	1,644,151
Term Loan, 4.25%, Maturing August 7, 2019		564	563,735
Term Loan, Maturing October 1, 2021(2)		2,725	2,711,375
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		672	668,267
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,982	1,953,718
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		2,456	2,370,462
Vivarte SA
Term Loan, 0.00%, Maturing March 9, 2015(7)	EUR	31	15,010
Term Loan, 0.00%, Maturing March 9, 2015(7)	EUR	122	58,372
Term Loan, 0.00%, Maturing March 9, 2015(7)	EUR	1,781	854,874
Term Loan, 0.00%, Maturing March 8, 2016(7)	EUR	31	15,010
Term Loan, 0.00%, Maturing March 8, 2016(7)	EUR	122	58,372
Term Loan, 0.00%, Maturing March 8, 2016(7)	EUR	781	374,915
Term Loan, Maturing July 24, 2019(2)	EUR	609	828,088
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		599	567,640

			$67,605,156

Steel — 0.9%
Essar Steel Algoma, Inc.
Term Loan, 12.25%, Maturing November 15, 2014		1,810	$1,816,650
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		8,561	8,396,899
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		368	368,361
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		1,347	1,340,631
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		2,256	2,247,983
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		645	634,440
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017		2,005	2,004,020

			$16,808,984

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018	1,000	$995,000
Term Loan, 3.00%, Maturing March 11, 2018	3,234	3,144,827
Term Loan, 3.75%, Maturing March 12, 2018	2,923	2,876,659
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	2,090	2,056,851
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021	1,567	1,564,677

		$10,638,014

Telecommunications — 1.7%
Arris Group, Inc.
Term Loan, 3.25%, Maturing April 17, 2020	1,039	$1,025,050
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	443	439,095
Crown Castle Operating Company
Term Loan, 3.00%, Maturing January 31, 2021	1,572	1,552,977
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	10,100	9,959,024
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020	1,397	1,403,482
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021	2,394	2,348,114
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	2,400	2,360,573
Term Loan, 4.00%, Maturing April 23, 2019	2,841	2,798,565
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	5,827	5,747,669
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	980	970,489
Term Loan, 3.50%, Maturing January 23, 2020	3,537	3,503,841

		$32,108,879

Utilities — 1.3%
Calpine Construction Finance Company, L.P.
Term Loan, 3.25%, Maturing May 3, 2020	1,234	$1,198,115
Term Loan, 3.25%, Maturing January 31, 2022	1,238	1,206,054
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	992	987,791
Term Loan, 4.00%, Maturing April 1, 2018	2,557	2,545,885
Term Loan, 4.00%, Maturing October 9, 2019	4,802	4,769,414
Term Loan, 4.00%, Maturing October 30, 2020	471	467,817
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	2,160	2,147,185

16	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020	703	$702,286
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	474	477,070
Energy Future Intermediate Holding Company LLC
DIP Loan, 4.25%, Maturing June 19, 2016	3,122	3,111,792
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019	1,510	1,505,757
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	686	679,224
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	41	40,089
Term Loan, 4.25%, Maturing May 6, 2020	768	754,615
Southcross Holdings Borrower LP
Term Loan, 6.00%, Maturing August 4, 2021	524	523,360
TerraForm Power Operating, LLC
Term Loan, 4.75%, Maturing July 23, 2019	299	300,497
TPF II LC LLC
Term Loan, Maturing September 11, 2021(2)	1,825	1,825,000
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	521	517,480

		$23,759,431

Total Senior Floating-Rate Interests (identified cost $1,199,587,789)		$1,180,009,028

Corporate Bonds & Notes — 57.0%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.7%
Alliant Techsystems, Inc.
5.25%, 10/1/21(8)	1,515	$1,526,363
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(8)	2,415	2,424,056
GenCorp, Inc.
7.125%, 3/15/21	1,395	1,510,088
Huntington Ingalls Industries, Inc.
7.125%, 3/15/21	2,025	2,192,063
TransDigm, Inc.
7.50%, 7/15/21	460	493,350
6.00%, 7/15/22(8)	2,850	2,817,937
6.50%, 7/15/24(8)	2,275	2,269,312

		$13,233,169

Security	Principal Amount* (000’s omitted)	Value

Agriculture — 0.0%(4)
Lorillard Tobacco Co.
7.00%, 8/4/41	260	$320,754

		$320,754

Automotive — 1.6%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	660	$660,000
Chrysler Group, LLC
8.00%, 6/15/19	2,095	2,233,794
8.25%, 6/15/21	12,345	13,517,775
Ford Motor Co.
6.625%, 10/1/28	1,000	1,233,133
General Motors Financial Co., Inc.
2.75%, 5/15/16	3,070	3,098,781
4.75%, 8/15/17	1,615	1,703,825
4.25%, 5/15/23	960	966,000
Navistar International Corp.
8.25%, 11/1/21	3,190	3,281,712
Schaeffler Finance Holding BV
6.875%, 8/15/18(8)(9)	2,785	2,910,325

		$29,605,345

Banks and Thrifts — 0.8%
Banco do Brasil SA
6.25% to 4/15/24, 10/29/49(8)(10)	1,050	$807,450
Bank of America Corp.
4.20%, 8/26/24	1,150	1,139,929
Bank One Michigan
8.25%, 11/1/24	275	366,561
Barclays Bank PLC
10.179%, 6/12/21(8)	1,000	1,365,297
Citigroup, Inc.
6.625%, 6/15/32	1,000	1,211,975
Countrywide Financial Corp.
6.25%, 5/15/16	1,200	1,293,866
Credit Suisse Group AG
6.25% to 12/18/24, 12/31/49(8)(10)	1,532	1,486,806
First Niagara Financial Group, Inc.
7.25%, 12/15/21	945	1,091,654
Morgan Stanley
4.35%, 9/8/26	1,600	1,576,653
Royal Bank of Scotland Group PLC
6.10%, 6/10/23	1,850	1,957,182

17	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Banks and Thrifts (continued)
Societe Generale SA
8.25% to 11/29/18, 9/29/49(10)(11)	645	$664,673
Standard Chartered PLC
5.20%, 1/26/24(8)	862	908,838
Turkiye Garanti Bankasi AS
4.75%, 10/17/19(8)	930	930,930
Wells Fargo & Co.
4.10%, 6/3/26	1,250	1,247,740
Zions Bancorporation
6.00%, 9/15/15	67	69,504

		$16,119,058

Beverage and Tobacco — 0.4%
Constellation Brands, Inc.
6.00%, 5/1/22	1,530	$1,675,350
4.25%, 5/1/23	2,815	2,755,181
Cott Beverages, Inc.
5.375%, 7/1/22(8)	2,450	2,376,500

		$6,807,031

Brokerage / Securities Dealers / Investment Houses — 0.4%
Alliance Data Systems Corp.
6.375%, 4/1/20(8)	1,210	$1,252,350
E*TRADE Financial Corp.
6.375%, 11/15/19	1,015	1,070,825
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
5.625%, 3/15/20(8)	4,335	4,530,075
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	1,250	1,262,500

		$8,115,750

Building and Development — 1.4%
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(8)	1,555	$1,621,088
Builders FirstSource, Inc.
7.625%, 6/1/21(8)	460	469,200
CB Richard Ellis Service, Inc.
6.625%, 10/15/20	1,430	1,507,077
HD Supply, Inc.
8.125%, 4/15/19	825	895,125
7.50%, 7/15/20	3,650	3,805,125
Interface, Inc.
7.625%, 12/1/18	774	808,830

Security	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Interline Brands, Inc.
10.00%, 11/15/18(9)	5,775	$6,049,312
MDC Holdings, Inc.
5.625%, 2/1/20	855	895,613
6.00%, 1/15/43	330	303,600
Nortek, Inc.
10.00%, 12/1/18	1,905	2,014,537
8.50%, 4/15/21	2,225	2,403,000
Rexel SA
6.125%, 12/15/19(8)	500	519,375
5.25%, 6/15/20(8)	2,710	2,735,406
Toll Brothers Finance Corp.
4.375%, 4/15/23	915	876,113
USG Corp.
5.875%, 11/1/21(8)	870	891,750

		$25,795,151

Business Equipment and Services — 2.5%
Algeco Scotsman Global Finance PLC
10.75%, 10/15/19(8)	1,260	$1,215,900
Audatex North America, Inc.
6.00%, 6/15/21(8)	1,730	1,781,900
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
9.75%, 3/15/20	4,410	4,873,050
Carlson Travel Holdings, Inc.
7.50%, 8/15/19(8)	1,835	1,857,937
Carlson Wagonlit BV
6.875%, 6/15/19(8)	3,970	4,178,425
Ceridian, LLC/Comdata, Inc.
8.125%, 11/15/17(8)	1,670	1,676,263
FTI Consulting, Inc.
6.00%, 11/15/22	3,974	4,043,545
Iron Mountain, Inc.
6.00%, 8/15/23	2,800	2,884,000
National CineMedia, LLC
7.875%, 7/15/21	3,090	3,352,650
RSC Equipment Rental, Inc./RSC Holdings III, LLC
8.25%, 2/1/21	440	478,500
ServiceMaster Co. (The)
8.00%, 2/15/20	2,337	2,483,063
7.00%, 8/15/20	803	839,135
TransUnion Holding Co., Inc.
8.125%, 6/15/18	230	238,625
9.625%, 6/15/18	4,045	4,176,462

18	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
United Rentals North America, Inc.
7.375%, 5/15/20	4,375	$4,670,312
8.375%, 9/15/20	525	567,000
7.625%, 4/15/22	3,665	4,022,337
6.125%, 6/15/23	1,060	1,094,450
Zebra Technologies Corp.
7.25%, 10/15/22(8)(12)	3,775	3,775,000

		$48,208,554

Cable and Satellite Television — 3.3%
AMC Networks, Inc.
7.75%, 7/15/21	2,720	$2,978,400
4.75%, 12/15/22	915	908,138
Cablevision Systems Corp.
7.75%, 4/15/18	1,055	1,147,313
CCO Holdings, LLC/CCO Holdings Capital Corp.
7.25%, 10/30/17	2,105	2,186,569
8.125%, 4/30/20	365	386,444
5.25%, 9/30/22	4,295	4,219,837
5.75%, 1/15/24	1,980	1,977,525
CSC Holdings, LLC
6.75%, 11/15/21	2,780	2,971,681
5.25%, 6/1/24(8)	1,130	1,087,625
DISH DBS Corp.
6.75%, 6/1/21	8,195	8,830,112
5.875%, 7/15/22	3,495	3,573,637
IAC/InterActiveCorp
4.875%, 11/30/18	1,825	1,852,375
Numericable Group SA
4.875%, 5/15/19(8)	1,470	1,457,138
6.00%, 5/15/22(8)	4,660	4,700,775
6.25%, 5/15/24(8)	1,225	1,223,469
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)	4,295	4,359,425
UPCB Finance V, Ltd.
7.25%, 11/15/21(8)	3,055	3,284,125
UPCB Finance VI, Ltd.
6.875%, 1/15/22(8)	2,025	2,171,812
Virgin Media Finance PLC
6.375%, 4/15/23(8)	10,705	11,106,437
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)	725	723,188
VTR Finance BV
6.875%, 1/15/24(8)	1,575	1,634,062

		$62,780,087

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 1.1%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV
7.375%, 5/1/21(8)		2,810	$3,027,775
Celanese US Holdings, LLC
6.625%, 10/15/18		880	910,140
5.875%, 6/15/21		940	1,005,800
Chemtura Corp.
5.75%, 7/15/21		250	248,750
Ineos Finance PLC
7.25%, 2/15/19(8)(13)	EUR	1,000	1,305,678
8.375%, 2/15/19(8)		3,700	3,972,875
7.50%, 5/1/20(8)		850	908,438
Kraton Polymers, LLC
6.75%, 3/1/19		940	978,188
Polymer Group, Inc.
7.75%, 2/1/19		288	299,520
Tronox Finance, LLC
6.375%, 8/15/20		4,170	4,211,700
Tyco Electronics Group SA
4.875%, 1/15/21		750	825,479
Westlake Chemical Corp.
3.60%, 7/15/22		478	477,525
WR Grace & Co. Conn
5.125%, 10/1/21(8)		1,230	1,254,600
5.625%, 10/1/24(8)		490	505,313

			$19,931,781

Clothing / Textiles — 0.4%
Levi Strauss & Co.
6.875%, 5/1/22		2,125	$2,231,250
Phillips-Van Heusen Corp.
7.75%, 11/15/23		3,740	4,506,419

			$6,737,669

Commercial Services — 0.3%
Anna Merger Sub, Inc.
7.75%, 10/1/22(8)		4,930	$4,966,975
Cielo SA/Cielo USA, Inc.
3.75%, 11/16/22(8)		960	892,800

			$5,859,775

Conglomerates — 0.5%
Harbinger Group, Inc.
7.875%, 7/15/19		1,915	$2,049,050

19	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Conglomerates (continued)
Spectrum Brands, Inc.
6.75%, 3/15/20	1,645	$1,719,025
6.375%, 11/15/20	1,100	1,152,250
6.625%, 11/15/22	1,600	1,688,000
TMS International Corp.
7.625%, 10/15/21(8)	2,220	2,331,000

		$8,939,325

Containers and Glass Products — 1.1%
Ardagh Finance Holdings SA
8.625%, 6/15/19(8)(9)	645	$651,450
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
6.25%, 1/31/19(8)	765	759,263
3.234%, 12/15/19(8)(13)	1,020	990,675
7.00%, 11/15/20(8)	784	796,178
6.00%, 6/30/21(8)	615	591,938
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(8)	775	771,125
6.00%, 6/15/17(8)	1,065	1,051,687
Reynolds Group Holdings, Inc.
7.125%, 4/15/19	2,665	2,768,269
7.875%, 8/15/19	1,225	1,304,625
9.875%, 8/15/19	4,370	4,725,062
Sealed Air Corp.
8.375%, 9/15/21(8)	5,630	6,277,450

		$20,687,722

Cosmetics / Toiletries — 0.3%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(9)	3,485	$3,419,656
Party City Holdings, Inc.
8.875%, 8/1/20	2,735	2,967,475

		$6,387,131

Diversified Financial Services — 1.6%
BPCE SA
4.50%, 3/15/25(8)	935	$909,953
Discover Financial Services
3.85%, 11/21/22	270	271,884
General Electric Capital Corp.
5.30%, 2/11/21	2,935	3,311,238
Goldman Sachs Group, Inc. (The)
5.95%, 1/15/27	1,300	1,472,451

Security	Principal Amount* (000’s omitted)	Value

Diversified Financial Services (continued)
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
3.50%, 3/15/17	1,500	$1,488,750
6.00%, 8/1/20	1,360	1,404,200
JPMorgan Chase & Co.
4.85%, 2/1/44	750	788,798
6.75% to 2/1/24, 1/29/49(10)	2,640	2,797,080
KKR Group Finance Co. III LLC
5.125%, 6/1/44(8)	460	479,664
Leucadia National Corp.
6.625%, 10/23/43	750	783,902
Navient, LLC
5.50%, 1/15/19	5,390	5,511,275
8.00%, 3/25/20	3,900	4,382,625
7.25%, 1/25/22	430	467,625
6.125%, 3/25/24	1,565	1,529,787
Odebrecht Oil & Gas Finance, Ltd.
7.00% to 6/17/24, 12/29/49(8)(10)	1,430	1,401,400
Stifel Financial Corp.
4.25%, 7/18/24	1,456	1,467,638
Synchrony Financial
3.75%, 8/15/21	935	944,415
Turkiye Is Bankasi
5.50%, 4/21/19(8)	1,000	1,035,000

		$30,447,685

Diversified Manufacturing Operations — 0.0%(4)
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33(8)	400	$568,244

		$568,244

Diversified Media — 0.0%(4)
Interpublic Group of Cos., Inc. (The)
3.75%, 2/15/23	720	$715,418

		$715,418

Drugs — 0.8%
ConvaTec Finance International SA
8.25%, 1/15/19(8)(9)	4,815	$4,902,272
Endo Finance, LLC & Endo Finco, Inc.
7.00%, 7/15/19(8)	1,260	1,324,575
7.00%, 12/15/20(8)	1,145	1,200,819
7.25%, 1/15/22(8)	185	195,637
Pharmaceutical Product Development, Inc.
9.50%, 12/1/19(8)	5,050	5,435,063

20	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Drugs (continued)
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(8)	425	$438,281
7.50%, 7/15/21(8)	1,615	1,734,106

		$15,230,753

Ecological Services and Equipment — 0.4%
Clean Harbors, Inc.
5.25%, 8/1/20	1,095	$1,100,475
5.125%, 6/1/21	900	896,625
Covanta Holding Corp.
6.375%, 10/1/22	2,085	2,210,100
5.875%, 3/1/24	1,505	1,512,525
Darling Ingredients, Inc.
5.375%, 1/15/22	1,245	1,262,119

		$6,981,844

Electronics / Electrical — 1.4%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(8)	1,090	$1,107,713
8.875%, 1/1/20(8)	6,085	6,617,437
6.75%, 11/15/20(8)	4,240	4,335,400
Comision Federal de Electricidad
4.875%, 5/26/21(8)	1,100	1,172,050
CommScope Holding Co., Inc.
6.625%, 6/1/20(8)(9)	1,615	1,671,525
Duke Energy Corp.
3.75%, 4/15/24	1,250	1,284,415
Entergy Corp.
3.625%, 9/15/15	2,390	2,448,392
Exelon Corp.
5.625%, 6/15/35	900	1,014,589
Freescale Semiconductor, Inc.
6.00%, 1/15/22(8)	1,670	1,699,225
Infor US, Inc.
9.375%, 4/1/19	1,965	2,129,569
Midamerican Funding, LLC
6.927%, 3/1/29	345	451,024
NeuStar, Inc.
4.50%, 1/15/23	695	618,550
Nuance Communications, Inc.
5.375%, 8/15/20(8)	885	870,619
NXP BV/NXP Funding, LLC
5.75%, 2/15/21(8)	1,105	1,127,100

		$26,547,608

Security	Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.9%
AWAS Aviation Capital, Ltd.
7.00%, 10/17/16(8)	3,632	$3,709,080
International Lease Finance Corp.
8.625%, 9/15/15	2,645	2,800,658
8.75%, 3/15/17	1,525	1,704,188
6.25%, 5/15/19	1,025	1,101,875
8.25%, 12/15/20	3,275	3,880,875
8.625%, 1/15/22	2,615	3,196,837

		$16,393,513

Financial Intermediaries — 2.1%
Ally Financial, Inc.
5.50%, 2/15/17	5,000	$5,212,500
3.25%, 9/29/17	1,908	1,899,653
6.25%, 12/1/17	3,295	3,542,125
CIT Group, Inc.
5.25%, 3/15/18	8,780	9,065,350
First Data Corp.
7.375%, 6/15/19(8)	2,470	2,602,762
6.75%, 11/1/20(8)	3,932	4,177,750
11.25%, 1/15/21	1,801	2,055,391
10.625%, 6/15/21	1,251	1,429,268
11.75%, 8/15/21	1,791	2,081,456
Ford Motor Credit Co., LLC
12.00%, 5/15/15	3,380	3,620,024
General Motors Financial Co., Inc.
6.75%, 6/1/18	1,365	1,526,241
Janus Capital Group, Inc.
6.70%, 6/15/17	1,582	1,771,713

		$38,984,233

Financial Services — 0.0%(4)
Svensk Exportkredit AB
2.875% to 11/14/18, 11/14/23(8)(10)	900	$894,526

		$894,526

Food Products — 0.9%
ASG Consolidated, LLC/ASG Finance, Inc.
15.00%, 5/15/17(8)(9)	3,122	$2,601,500
BRF SA
4.75%, 5/22/24(8)	960	948,000
Bunge, Ltd. Finance Corp.
8.50%, 6/15/19	1,000	1,244,616

21	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Corn Products International, Inc.
6.625%, 4/15/37		325	$402,550
HJ Heinz Co.
4.25%, 10/15/20		2,625	2,615,156
Post Holdings, Inc.
6.75%, 12/1/21(8)		995	945,250
Stretford 79 PLC
4.807%, 7/15/20(8)(13)	GBP	4,000	5,941,515
6.25%, 7/15/21(8)	GBP	525	772,377
WhiteWave Foods Co. (The)
5.375%, 10/1/22		855	865,688

			$16,336,652

Food Service — 0.3%
NPC International, Inc.
10.50%, 1/15/20		4,405	$4,614,237
Pinnacle Operating Corp.
9.00%, 11/15/20(8)		1,345	1,439,150

			$6,053,387

Food / Beverages / Tobacco — 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS
3.375%, 11/1/22(8)		1,400	$1,242,500

			$1,242,500

Food / Drug Retailers — 0.1%
Pantry, Inc. (The)
8.375%, 8/1/20		1,635	$1,716,750

			$1,716,750

Forest Products — 0.2%
Domtar Corp.
10.75%, 6/1/17		2,995	$3,625,708

			$3,625,708

Health Care — 4.5%
Air Medical Group Holdings, Inc.
9.25%, 11/1/18		1,588	$1,663,430
Alere, Inc.
8.625%, 10/1/18		1,310	1,352,575
6.50%, 6/15/20		1,055	1,057,638

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Amsurg Corp.
5.625%, 11/30/20	1,865	$1,892,975
5.625%, 7/15/22(8)	1,690	1,681,550
Biomet, Inc.
6.50%, 8/1/20	1,245	1,322,812
Capsugel SA
7.00%, 5/15/19(8)(9)	780	779,513
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	4,830	4,974,900
7.125%, 7/15/20	2,785	2,952,100
6.875%, 2/1/22(8)	3,455	3,619,112
ConvaTec Healthcare E SA
10.50%, 12/15/18(8)	2,235	2,369,100
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19(8)	1,640	1,734,628
5.875%, 1/31/22(8)	1,365	1,453,725
Fresenius US Finance II, Inc.
9.00%, 7/15/15(8)	1,400	1,487,500
Grifols Worldwide Operations, Ltd.
5.25%, 4/1/22(8)	1,235	1,222,650
HCA Holdings, Inc.
6.25%, 2/15/21	1,710	1,795,500
HCA, Inc.
6.50%, 2/15/20	3,215	3,516,406
7.50%, 2/15/22	2,930	3,303,575
4.75%, 5/1/23	1,125	1,102,500
Hologic, Inc.
6.25%, 8/1/20	5,990	6,184,675
Hospira, Inc.
6.05%, 3/30/17	1,000	1,092,948
5.60%, 9/15/40	500	533,551
INC Research, LLC
11.50%, 7/15/19(8)	1,270	1,409,700
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	3,115	3,395,350
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(8)	6,335	6,414,187
Mylan Inc.
3.125%, 1/15/23(8)	1,000	957,250
Opal Acquisition, Inc.
8.875%, 12/15/21(8)	2,205	2,284,931
Physio-Control International, Inc.
9.875%, 1/15/19(8)	1,496	1,608,200
ResCare, Inc.
10.75%, 1/15/19	1,740	1,853,100

22	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Salix Pharmaceuticals, Ltd.
6.00%, 1/15/21(8)	1,825	$1,980,125
STHI Holding Corp.
8.00%, 3/15/18(8)	1,375	1,424,844
Teleflex, Inc.
6.875%, 6/1/19	540	568,350
5.25%, 6/15/24(8)	790	776,175
Tenet Healthcare Corp.
5.00%, 3/1/19(8)	840	831,600
6.00%, 10/1/20	1,795	1,902,700
8.125%, 4/1/22	6,185	6,803,500
United Surgical Partners International, Inc.
9.00%, 4/1/20	1,880	2,035,100
VWR Funding, Inc.
7.25%, 9/15/17	1,580	1,651,100
WellCare Health Plans, Inc.
5.75%, 11/15/20	3,060	3,128,850

		$86,118,425

Home Furnishings — 0.2%
D.R. Horton, Inc.
4.75%, 2/15/23	374	$364,182
Tempur Sealy International, Inc.
6.875%, 12/15/20	3,125	3,343,750

		$3,707,932

Homebuilders / Real Estate — 0.2%
Weyerhaeuser Real Estate Co.
4.375%, 6/15/19(8)	1,725	$1,692,656
5.875%, 6/15/24(8)	1,810	1,807,738

		$3,500,394

Industrial Equipment — 0.6%
Accudyne Industries Borrower/Accudyne Industries, LLC
7.75%, 12/15/20(8)	1,945	$2,027,662
BlueLine Rental Finance Corp.
7.00%, 2/1/19(8)	840	865,200
Broadcom Corp.
3.50%, 8/1/24	1,095	1,091,426
CNH Industrial Capital, LLC
3.875%, 11/1/15	1,070	1,082,038
6.25%, 11/1/16	2,055	2,173,162
3.625%, 4/15/18	2,500	2,456,250

Security	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(14)	85	$60,114
Kennametal, Inc.
3.875%, 2/15/22	970	978,770
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(8)(9)	320	335,200

		$11,069,822

Insurance — 0.6%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(8)	1,625	$1,690,000
American International Group, Inc.
6.25%, 5/1/36	500	627,272
Genworth Financial, Inc.
7.625%, 9/24/21	990	1,202,935
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(8)(9)	1,695	1,665,337
MetLife, Inc.
4.875%, 11/13/43	500	527,790
PartnerRe Finance B, LLC
5.50%, 6/1/20	800	900,461
Principal Financial Group, Inc.
6.05%, 10/15/36	340	418,670
USI, Inc.
7.75%, 1/15/21(8)	2,670	2,670,000
Voya Financial, Inc.
5.70%, 7/15/43	200	226,917
XL Capital, Ltd.
6.50% to 4/15/17, 12/31/49(10)	710	683,375

		$10,612,757

Internet Software & Services — 0.1%
Tencent Holdings, Ltd.
3.375%, 5/2/19(8)	2,000	$2,024,174
VeriSign, Inc.
4.625%, 5/1/23	550	533,500

		$2,557,674

Leisure Goods / Activities / Movies — 0.8%
Activision Blizzard, Inc.
6.125%, 9/15/23(8)	1,190	$1,267,350
Cinemark USA, Inc.
7.375%, 6/15/21	685	736,375

23	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
National CineMedia, LLC
6.00%, 4/15/22	3,625	$3,679,375
NCL Corp., Ltd.
5.00%, 2/15/18	1,445	1,466,675
Regal Entertainment Group
5.75%, 3/15/22	1,030	1,037,725
Royal Caribbean Cruises
7.25%, 6/15/16	660	717,750
7.25%, 3/15/18	1,680	1,890,000
Seven Seas Cruises, S. DE R.L.
9.125%, 5/15/19	3,285	3,535,481
Viking Cruises, Ltd.
8.50%, 10/15/22(8)	1,650	1,802,625

		$16,133,356

Lodging and Casinos — 1.8%
Buffalo Thunder Development Authority
9.375%, 12/15/14(7)(8)	4,300	$1,838,250
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	2,175	1,674,750
GLP Capital, LP/GLP Financing II, Inc.
4.875%, 11/1/20	3,730	3,822,094
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21(8)	3,645	3,761,184
MGM Resorts International
6.625%, 12/15/21	2,455	2,602,300
7.75%, 3/15/22	3,970	4,426,550
Penn National Gaming, Inc.
5.875%, 11/1/21	1,445	1,336,625
Playa Resorts Holding B.V.
8.00%, 8/15/20(8)	1,220	1,281,000
Station Casinos, LLC
7.50%, 3/1/21	2,535	2,655,413
Studio City Finance, Ltd.
8.50%, 12/1/20(8)	6,025	6,431,687
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(8)	3,565	2,210,300
Waterford Gaming, LLC
8.625%, 9/15/14(3)(8)(25)	2,181	375,057
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	1,945	2,073,856

		$34,489,066

Security	Principal Amount* (000’s omitted)	Value

Media — 0.0%(4)
Comcast Corp.
3.375%, 2/15/25	935	$924,548

		$924,548

Metals / Mining — 0.2%
Alcoa, Inc.
5.95%, 2/1/37	375	$378,709
FMG Resources August 2006 Pty, Ltd.
6.875%, 4/1/22(8)	800	817,000
Glencore Finance Canada, Ltd.
6.00%, 11/15/41(8)	400	429,215
Newcrest Finance Pty, Ltd.
5.75%, 11/15/41(8)	872	761,257
Nucor Corp.
5.20%, 8/1/43	120	126,439
Timken Co. (The)
3.875%, 9/1/24(8)	935	924,025

		$3,436,645

Mining, Steel, Iron and Nonprecious Metals — 0.1%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.375%, 5/1/22(8)	1,240	$1,193,500

		$1,193,500

Nonferrous Metals / Minerals — 1.2%
Alpha Natural Resources, Inc.
7.50%, 8/1/20(8)	560	$502,600
Barrick International Barbados Corp.
6.35%, 10/15/36(8)	550	584,564
CONSOL Energy, Inc.
5.875%, 4/15/22(8)	2,205	2,180,194
Eldorado Gold Corp.
6.125%, 12/15/20(8)	3,315	3,306,712
First Quantum Minerals, Ltd.
6.75%, 2/15/20(8)	1,354	1,384,465
7.00%, 2/15/21(8)	889	905,669
Imperial Metals Corp.
7.00%, 3/15/19(8)	995	940,275
KGHM International, Ltd.
7.75%, 6/15/19(8)	3,730	3,953,800
New Gold, Inc.
7.00%, 4/15/20(8)	950	1,015,313
6.25%, 11/15/22(8)	1,535	1,561,862

24	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Novelis, Inc.
8.375%, 12/15/17	1,565	$1,629,556
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(8)	1,615	1,703,825
SunCoke Energy, Inc.
7.625%, 8/1/19	495	522,596
Teck Resources, Ltd.
4.75%, 1/15/22	1,000	1,029,767
Vale, Inc.
6.875%, 11/21/36	700	792,750

		$22,013,948

Oil and Gas — 8.5%
American Energy-Permian Basin, LLC/AEPB Finance Corp.
7.125%, 11/1/20(8)	1,100	$1,012,000
7.375%, 11/1/21(8)	1,175	1,081,000
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 5/20/20	1,245	1,301,025
7.00%, 5/20/22	4,620	4,862,550
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 8/20/19	1,570	1,621,025
Anadarko Finance Co.
7.50%, 5/1/31	720	977,684
Antero Resources Finance Corp.
6.00%, 12/1/20	473	483,643
5.375%, 11/1/21	2,875	2,871,406
Athlon Holdings LP/Athlon Finance Corp.
6.00%, 5/1/22(8)	1,135	1,220,125
Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21	540	505,575
Berry Petroleum Co.
6.375%, 9/15/22	1,535	1,511,975
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	2,010	2,080,350
Bristow Group, Inc.
6.25%, 10/15/22	1,000	1,041,250
Calfrac Holdings, LP
7.50%, 12/1/20(8)	955	1,002,750
California Resources Corp.
5.50%, 9/15/21(8)(12)	1,840	1,869,900
6.00%, 11/15/24(8)(12)	1,840	1,895,200
Chesapeake Energy Corp.
7.25%, 12/15/18	4,415	5,055,175
3.484%, 4/15/19(13)	2,045	2,050,112
6.125%, 2/15/21	1,825	1,993,812

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
CNOOC Nexen Finance 2014 ULC
4.25%, 4/30/24	1,430	$1,452,570
Concho Resources, Inc.
7.00%, 1/15/21	1,800	1,930,500
6.50%, 1/15/22	685	731,238
5.50%, 10/1/22	1,500	1,552,500
5.50%, 4/1/23	5,200	5,434,000
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(8)	2,045	2,137,025
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,535	5,673,375
Denbury Resources, Inc.
5.50%, 5/1/22	910	904,313
Ecopetrol SA
5.875%, 5/28/45	580	590,556
Endeavor Energy Resources, LP/EER Finance, Inc.
7.00%, 8/15/21(8)	3,275	3,389,625
Energy Transfer Equity, LP
5.875%, 1/15/24	520	534,300
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	3,475	3,640,062
9.375%, 5/1/20	3,055	3,345,225
7.75%, 9/1/22	815	865,938
Gulfport Energy Corp.
7.75%, 11/1/20(8)	1,985	2,079,287
Harvest Operations Corp.
6.875%, 10/1/17	920	963,700
Hess Corp.
5.60%, 2/15/41	500	563,561
Holly Energy Partners, LP/Holly Energy Finance Corp.
6.50%, 3/1/20	615	636,525
Kinder Morgan, Inc.
5.00%, 2/15/21(8)	3,095	3,242,012
Kodiak Oil & Gas Corp.
8.125%, 12/1/19	8,630	9,298,825
5.50%, 1/15/21	375	380,625
Laredo Petroleum, Inc.
7.375%, 5/1/22	5,880	6,203,400
MEG Energy Corp.
6.375%, 1/30/23(8)	2,210	2,248,675
Memorial Resource Development Corp.
5.875%, 7/1/22(8)	785	769,300
Murphy Oil USA, Inc.
6.00%, 8/15/23	4,165	4,362,837

25	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Oasis Petroleum, Inc.
6.50%, 11/1/21	955	$1,000,363
6.875%, 3/15/22	2,805	2,973,300
6.875%, 1/15/23	3,030	3,204,225
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	1,770	1,862,925
Petrobras International Finance Co.
6.875%, 1/20/40	900	938,556
Plains Exploration & Production Co.
6.125%, 6/15/19	650	713,375
6.875%, 2/15/23	973	1,106,788
Precision Drilling Corp.
6.625%, 11/15/20	1,150	1,198,875
6.50%, 12/15/21	2,680	2,773,800
Range Resources Corp.
6.75%, 8/1/20	1,815	1,910,287
Reliance Holding USA, Inc.
5.40%, 2/14/22(8)	1,430	1,563,768
Rice Energy, Inc.
6.25%, 5/1/22(8)	2,780	2,724,400
Rockies Express Pipeline, LLC
3.90%, 4/15/15(8)	600	600,000
Rosetta Resources, Inc.
5.625%, 5/1/21	1,715	1,680,700
5.875%, 6/1/22	2,695	2,698,369
Rowan Cos., Inc.
7.875%, 8/1/19	640	774,741
5.40%, 12/1/42	460	432,809
RSP Permian, Inc.
6.625%, 10/1/22(8)	990	997,425
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	3,640	3,758,300
5.625%, 4/15/23(8)	2,255	2,288,825
5.625%, 4/15/23	2,585	2,623,775
5.75%, 5/15/24(8)	6,480	6,601,500
Samson Investment Co.
9.75%, 2/15/20	1,980	1,806,750
SandRidge Energy, Inc.
8.125%, 10/15/22	100	100,375
SESI, LLC
6.375%, 5/1/19	3,365	3,516,425
Seven Generations Energy, Ltd.
8.25%, 5/15/20(8)	4,000	4,340,000
Seventy Seven Energy, Inc.
6.50%, 7/15/22(8)	1,255	1,239,313

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Seventy Seven Operating, LLC
6.625%, 11/15/19	1,100	$1,135,750
SM Energy Co.
6.50%, 1/1/23	1,745	1,823,525
Tesoro Corp.
4.25%, 10/1/17	1,500	1,545,000
Total Capital International SA
2.70%, 1/25/23	960	932,088
Triangle USA Petroleum Corp.
6.75%, 7/15/22(8)	1,245	1,221,656
Ultra Petroleum Corp.
5.75%, 12/15/18(8)	520	525,200
WPX Energy, Inc.
5.25%, 1/15/17	770	802,725
6.00%, 1/15/22	720	743,400

		$161,525,844

Publishing — 1.2%
Laureate Education, Inc.
9.50%, 9/1/19(8)	16,640	$16,806,400
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	3,640	4,040,400
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(8)	1,020	967,725
Nielsen Finance LLC
5.00%, 4/15/22(8)	600	594,000

		$22,408,525

Radio and Television — 0.6%
Clear Channel Communications, Inc.
9.00%, 12/15/19	226	$228,543
11.25%, 3/1/21	1,505	1,608,469
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20	470	486,450
Series A, 6.50%, 11/15/22	1,100	1,119,250
Series B, 6.50%, 11/15/22	2,130	2,188,575
Crown Media Holdings, Inc.
10.50%, 7/15/19	1,325	1,454,187
Sirius XM Radio, Inc.
5.875%, 10/1/20(8)	745	756,175
6.00%, 7/15/24(8)	2,830	2,879,525
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	1,470	1,492,050

		$12,213,224

26	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Real Estate Investment Trusts (REITs) — 0.1%
ARC Properties Operating Partnership LP/Clark Acquisition, LLC
3.00%, 2/6/19(8)	760	$755,451
CubeSmart LP
4.80%, 7/15/22	711	763,019
Host Hotels & Resorts LP
4.75%, 3/1/23	500	531,654

		$2,050,124

Retailers (Except Food and Drug) — 3.9%
Academy, Ltd./Academy Finance Corp.
9.25%, 8/1/19(8)	3,000	$3,187,500
B.C. Unlimited Liability Company
6.00%, 4/1/22(8)(12)	4,775	4,769,031
Best Buy Co., Inc.
5.00%, 8/1/18	2,265	2,344,275
Claire’s Stores, Inc.
9.00%, 3/15/19(8)	3,595	3,684,875
Express, LLC/Express Finance Corp.
8.75%, 3/1/18	10,414	10,882,630
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)	2,665	2,591,712
Hot Topic, Inc.
9.25%, 6/15/21(8)	4,550	4,891,250
L Brands, Inc.
8.50%, 6/15/19	3,325	3,940,125
6.625%, 4/1/21	6,135	6,794,512
5.625%, 2/15/22	790	827,525
Macy’s Retail Holdings, Inc.
6.90%, 4/1/29	650	823,658
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/22(8)	2,305	2,339,575
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(8)(9)	2,298	2,349,705
Michaels Stores, Inc.
5.875%, 12/15/20(8)	2,415	2,408,963
Neiman Marcus Group, Ltd., Inc.
8.75%, 10/15/21(8)(9)	1,555	1,644,413
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(8)(9)	6,365	6,365,000
Petco Animal Supplies, Inc.
9.25%, 12/1/18(8)	4,090	4,314,950
Petco Holdings, Inc.
8.50%, 10/15/17(8)(9)	1,495	1,521,163
Radio Systems Corp.
8.375%, 11/1/19(8)	3,300	3,539,250

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Ross Stores, Inc.
3.375%, 9/15/24	200	$198,925
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	4,070	4,171,750
Wal-Mart Stores, Inc.
4.25%, 4/15/21	200	219,931
4.30%, 4/22/44	500	505,882

		$74,316,600

Software and Services — 0.2%
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(8)(9)	2,620	$2,606,900
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(8)	2,350	1,762,500

		$4,369,400

Steel — 0.3%
AK Steel Corp.
8.75%, 12/1/18	910	$990,763
ArcelorMittal
6.75%, 2/25/22	4,000	4,315,000
Steel Dynamics, Inc.
6.375%, 8/15/22	500	530,625

		$5,836,388

Super Retail — 0.1%
AutoNation, Inc.
5.50%, 2/1/20	1,080	$1,179,900

		$1,179,900

Surface Transport — 0.3%
Florida East Coast Holdings Corp.
6.75%, 5/1/19(8)	800	$820,000
Hertz Corp. (The)
7.50%, 10/15/18	25	25,938
6.25%, 10/15/22	690	702,075
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)	1,045	1,055,450
XPO Logistics, Inc.
7.875%, 9/1/19(8)	2,725	2,827,187

		$5,430,650

27	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Technology — 0.1%
Seagate HDD Cayman
4.75%, 6/1/23	1,000	$1,012,500
Western Union Co. (The)
6.20%, 11/17/36	700	723,138

		$1,735,638

Telecommunications — 6.9%
Altice SA
7.75%, 5/15/22(8)	5,225	$5,407,875
AT&T, Inc.
5.80%, 2/15/19	1,050	1,204,645
Avaya, Inc.
9.00%, 4/1/19(8)	2,515	2,546,437
10.50%, 3/1/21(8)	4,690	4,127,583
Axtel SAB de CV
8.00%, 1/31/20(8)	945	940,275
CenturyLink, Inc.
6.75%, 12/1/23	3,155	3,387,681
Cogeco Cable, Inc.
4.875%, 5/1/20(8)	715	712,319
Colombia Telecomunicaciones SA ESP
5.375%, 9/27/22(8)	1,250	1,259,375
Digicel, Ltd.
8.25%, 9/1/17(8)	5,905	6,045,539
6.00%, 4/15/21(8)	2,310	2,292,675
Equinix, Inc.
7.00%, 7/15/21	1,340	1,440,500
Frontier Communications Corp.
6.25%, 9/15/21	1,845	1,836,928
7.625%, 4/15/24	285	297,113
6.875%, 1/15/25	1,845	1,826,550
Hughes Satellite Systems Corp.
6.50%, 6/15/19	3,235	3,487,734
Intelsat Jackson Holdings SA
7.25%, 10/15/20	2,350	2,485,125
Intelsat Luxembourg SA
7.75%, 6/1/21	4,625	4,734,844
8.125%, 6/1/23	5,540	5,803,150
Koninklijke KPN NV
7.00% to 3/28/23, 3/28/73(8)(10)	500	518,500
NII International Telecom SCA
7.875%, 8/15/19(7)(8)	2,090	1,415,975
Nokia OYJ
5.375%, 5/15/19	1,000	1,062,500

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
SBA Telecommunications, Inc.
5.75%, 7/15/20		1,985	$2,029,662
Sprint Capital Corp.
8.75%, 3/15/32		1,365	1,496,381
Sprint Communications, Inc.
9.125%, 3/1/17		1,225	1,384,250
9.00%, 11/15/18(8)		13,520	15,666,300
7.00%, 8/15/20		4,810	5,038,475
Sprint Corp.
7.25%, 9/15/21(8)		2,060	2,150,125
7.875%, 9/15/23(8)		8,550	9,105,750
T-Mobile USA, Inc.
5.25%, 9/1/18		4,725	4,884,469
6.25%, 4/1/21		1,100	1,115,125
6.633%, 4/28/21		1,735	1,784,881
6.731%, 4/28/22		1,160	1,190,450
6.00%, 3/1/23		1,850	1,854,625
6.625%, 4/1/23		2,170	2,229,675
6.836%, 4/28/23		580	598,125
6.375%, 3/1/25		2,405	2,405,000
Telecom Italia Capital SA
7.721%, 6/4/38		600	678,000
Telemar Norte Leste SA
5.50%, 10/23/20(8)		950	932,235
Verizon Communications, Inc.
4.50%, 9/15/20		2,499	2,706,377
6.55%, 9/15/43		500	625,603
Wind Acquisition Finance SA
5.459%, 4/30/19(8)(13)	EUR	600	764,310
4.203%, 7/15/20(8)(13)	EUR	625	789,407
4.75%, 7/15/20(8)		5,820	5,623,575
7.375%, 4/23/21(8)		5,800	5,843,500
Windstream Corp.
8.125%, 9/1/18		2,490	2,598,315
7.75%, 10/1/21		1,455	1,556,850
7.50%, 6/1/22		1,870	1,975,188
6.375%, 8/1/23		180	174,375

			$130,034,351

Utilities — 0.9%
AES Corp. (The)
5.50%, 3/15/24		1,025	$1,001,937
AES Gener SA
5.25%, 8/15/21(8)		725	767,763

28	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Utilities (continued)
Calpine Corp.
5.375%, 1/15/23	1,905	$1,850,231
5.75%, 1/15/25	845	820,706
Duquesne Light Holdings, Inc.
5.90%, 12/1/21(8)	850	983,478
Enel SpA
8.75% to 9/24/23, 9/24/73(8)(10)	1,200	1,396,560
Iberdrola Finance Ireland, Ltd.
5.00%, 9/11/19(8)	600	664,884
ITC Holdings Corp.
5.30%, 7/1/43	375	424,244
NRG Energy, Inc.
8.25%, 9/1/20	3,910	4,208,137
7.875%, 5/15/21	2,015	2,176,200
PPL Capital Funding, Inc.
Series A, 6.70% to 3/30/17, 3/30/67(10)	1,222	1,238,589
RJS Power Holdings, LLC
5.125%, 7/15/19(8)	1,680	1,671,600
Southwestern Electric Power Co.
6.20%, 3/15/40	565	721,902

		$17,926,231

Total Corporate Bonds & Notes (identified cost $1,060,402,442)		$1,080,052,065

Foreign Government Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
Government of Bermuda 5.603%, 7/20/20(8)	$1,960	$2,156,000

Total Foreign Government Securities (identified cost $2,113,684)		$2,156,000

Mortgage Pass-Throughs — 16.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2023(15)	$8,438	$8,981,998
5.50%, with various maturities to 2032(16)	3,182	3,467,019
6.00%, with various maturities to 2031	2,106	2,263,305
6.50%, with various maturities to 2032(15)	18,708	21,133,633
7.00%, with various maturities to 2036	13,503	15,415,843

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
7.13%, with maturity at 2023	$207	$232,379
7.50%, with various maturities to 2029	8,661	10,022,585
7.65%, with maturity at 2022	287	321,705
8.00%, with various maturities to 2030	5,534	6,307,166
8.25%, with maturity at 2020	127	140,517
8.30%, with maturity at 2020	525	583,196
8.50%, with various maturities to 2031	4,719	5,512,156
9.00%, with various maturities to 2031	1,018	1,140,522
9.50%, with various maturities to 2025	901	1,000,096
10.00%, with maturity at 2020	103	115,030
10.50%, with maturity at 2020	105	120,733
12.00%, with maturity at 2020	11	11,683
13.00%, with maturity at 2015	1	415

		$76,769,981

Federal National Mortgage Association:
2.377%, with maturity at 2022(17)	$925	$947,262
2.579%, with maturity at 2036(17)	2,304	2,375,799
4.50%, with maturity at 2042(15)	16,515	17,844,260
5.00%, with various maturities to 2040(15)	26,877	29,555,887
5.458%, with maturity at 2037(17)	3,851	4,021,042
5.50%, with various maturities to 2033	4,734	5,261,622
6.00%, with various maturities to 2033	8,452	9,413,090
6.32%, with maturity at 2032(17)	7,030	7,872,686
6.50%, with various maturities to 2036(15)	48,308	55,055,752
6.75%, with maturity at 2023	157	177,269
7.00%, with various maturities to 2036(15)	23,984	27,627,141
7.50%, with various maturities to 2035	9,693	11,368,843
8.00%, with various maturities to 2031	3,482	4,044,283
8.092%, with maturity at 2027(18)	863	1,001,291
8.25%, with maturity at 2018	5	5,069
8.302%, with maturity at 2029(18)	284	330,560
8.394%, with maturity at 2028(18)	288	331,811
8.411%, with maturity at 2024(18)	42	47,852
8.50%, with various maturities to 2030	4,102	4,732,308
8.607%, with maturity at 2027(18)	309	359,487
8.958%, with maturity at 2018(18)	85	90,633
9.00%, with various maturities to 2027	5,379	6,219,447
9.50%, with various maturities to 2030	1,418	1,621,262
9.53%, with maturity at 2025(18)	209	232,660
9.795%, with maturity at 2019(18)	105	114,707
10.00%, with various maturities to 2020	317	352,455
10.50%, with maturity at 2021	272	310,337
11.50%, with maturity at 2016	12	12,611

		$191,327,426

29	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association:
6.00%, with maturity at 2024	$1,216	$1,353,095
6.50%, with various maturities to 2032(15)	9,476	10,706,193
7.00%, with various maturities to 2033	6,427	7,443,336
7.50%, with various maturities to 2032(15)	13,715	15,876,497
8.00%, with various maturities to 2034	8,355	9,758,821
8.30%, with maturity at 2020	250	279,035
8.50%, with various maturities to 2022	480	546,575
9.00%, with various maturities to 2026	2,128	2,458,462
9.50%, with various maturities to 2026	3,140	3,629,760
10.00%, with maturity at 2019	166	186,736

		$52,238,510

Total Mortgage Pass-Throughs (identified cost $303,344,951)		$320,335,917

Collateralized Mortgage Obligations — 11.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$699	$774,538
Series 1497, Class K, 7.00%, 4/15/23	683	773,302
Series 1529, Class Z, 7.00%, 6/15/23	988	1,119,991
Series 1620, Class Z, 6.00%, 11/15/23	843	931,285
Series 1677, Class Z, 7.50%, 7/15/23	590	676,880
Series 1702, Class PZ, 6.50%, 3/15/24	7,194	8,097,298
Series 2113, Class QG, 6.00%, 1/15/29	1,405	1,578,874
Series 2122, Class K, 6.00%, 2/15/29	271	304,807
Series 2130, Class K, 6.00%, 3/15/29	184	206,511
Series 2167, Class BZ, 7.00%, 6/15/29	180	206,632
Series 2182, Class ZB, 8.00%, 9/15/29	1,747	2,087,098
Series 2198, Class ZA, 8.50%, 11/15/29	2,195	2,628,135
Series 2245, Class A, 8.00%, 8/15/27	5,417	6,464,325
Series 2458, Class ZB, 7.00%, 6/15/32	1,812	2,104,633
Series 3727, (Interest Only), Class PS, 6.546%, 11/15/38(19)(20)	16,233	2,136,847
Series 3762, Class SH, 9.691%, 11/15/40(20)	1,983	2,127,006
Series 3780, (Interest Only), Class PS, 6.296%, 8/15/35(19)(20)	13,552	1,071,696
Series 3973, (Interest Only), Class SG, 6.496%, 4/15/30(19)(20)	11,134	1,573,833
Series 4067, (Interest Only) Class JI, 3.50%, 6/15/27(19)	11,339	1,548,471
Series 4070, (Interest Only), Class S, 5.946%, 6/15/32(19)(20)	17,650	3,227,938
Series 4095, (Interest Only), Class HS, 5.946%, 7/15/32(19)(20)	8,208	1,446,503

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 4109, (Interest Only), Class ES, 5.996%, 12/15/41(19)(20)	$13,794	$913,225
Series 4109, (Interest Only), Class KS, 5.946%, 5/15/32(19)(20)	16,805	1,822,252
Series 4110, (Interest Only), Class SA, 5.496%, 9/15/42(19)(20)	12,715	1,579,794
Series 4149, (Interest Only), Class S, 6.096%, 1/15/33(19)(20)	8,322	1,652,728
Series 4186, (Interest Only), Class IQ, 4.00%, 12/15/28(19)	15,788	1,260,966
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(19)	7,740	999,959
Series 4203, (Interest Only), Class QS, 6.096%, 5/15/43(19)(20)	6,397	1,243,578
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(19)	11,498	802,307
Series 4273, Class PU, 4.00%, 11/15/43	14,689	14,930,270
Series 4273, Class SP, 11.588%, 11/15/43(20)	3,264	3,575,025
Series 4313, Class SY, 11.59%, 3/15/44(20)	3,011	3,128,239
Series 4316, (Interest Only), Class JS, 5.946%, 1/15/44(19)(20)	9,705	1,765,193

		$74,760,139

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$103	$109,636
Series G92-44, Class ZQ, 8.00%, 7/25/22	167	178,396
Series G92-46, Class Z, 7.00%, 8/25/22	414	462,318
Series G92-60, Class Z, 7.00%, 10/25/22	644	709,587
Series G93-35, Class ZQ, 6.50%, 11/25/23	8,787	9,885,712
Series G93-40, Class H, 6.40%, 12/25/23	1,863	2,077,938
Series 1988-14, Class I, 9.20%, 6/25/18	84	91,403
Series 1989-1, Class D, 10.30%, 1/25/19	56	59,259
Series 1989-34, Class Y, 9.85%, 7/25/19	189	213,019
Series 1990-17, Class G, 9.00%, 2/25/20	128	145,002
Series 1990-27, Class Z, 9.00%, 3/25/20	75	85,824
Series 1990-29, Class J, 9.00%, 3/25/20	66	75,389
Series 1990-43, Class Z, 9.50%, 4/25/20	268	304,748
Series 1991-98, Class J, 8.00%, 8/25/21	135	152,421
Series 1992-77, Class ZA, 8.00%, 5/25/22	908	1,038,143
Series 1992-103, Class Z, 7.50%, 6/25/22	57	64,122
Series 1992-113, Class Z, 7.50%, 7/25/22	109	122,900
Series 1992-185, Class ZB, 7.00%, 10/25/22	217	242,197
Series 1993-16, Class Z, 7.50%, 2/25/23	554	628,603
Series 1993-22, Class PM, 7.40%, 2/25/23	438	496,473
Series 1993-25, Class J, 7.50%, 3/25/23	581	664,765
Series 1993-30, Class PZ, 7.50%, 3/25/23	1,072	1,223,154
Series 1993-42, Class ZQ, 6.75%, 4/25/23	1,501	1,672,158
Series 1993-56, Class PZ, 7.00%, 5/25/23	227	257,024

30	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 1993-156, Class ZB, 7.00%, 9/25/23	$262	$297,173
Series 1994-45, Class Z, 6.50%, 2/25/24	1,975	2,199,287
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,267	1,465,818
Series 1996-57, Class Z, 7.00%, 12/25/26	1,176	1,352,463
Series 1997-77, Class Z, 7.00%, 11/18/27	488	555,771
Series 1998-44, Class ZA, 6.50%, 7/20/28	526	603,167
Series 1999-45, Class ZG, 6.50%, 9/25/29	175	195,895
Series 2000-22, Class PN, 6.00%, 7/25/30	1,630	1,836,467
Series 2001-37, Class GA, 8.00%, 7/25/16	96	99,040
Series 2002-1, Class G, 7.00%, 7/25/23	334	374,909
Series 2002-21, Class PE, 6.50%, 4/25/32	1,345	1,507,824
Series 2005-75, Class CS, 23.582%, 9/25/35(20)	948	1,795,147
Series 2007-74, Class AC, 5.00%, 8/25/37(15)	15,567	17,064,352
Series 2010-99, (Interest Only), Class NS, 6.446%, 3/25/39(19)(20)	10,856	1,283,444
Series 2010-119, (Interest Only), Class SK, 5.846%, 4/25/40(19)(20)	8,997	677,629
Series 2010-124, (Interest Only), Class SJ, 5.896%, 11/25/38(19)(20)	8,167	1,133,625
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(19)	30,449	1,858,530
Series 2011-45, (Interest Only), Class SA, 6.496%, 1/25/29(19)(20)	9,171	977,634
Series 2011-49, Class NT, 6.00%, 6/25/41(20)	2,346	2,595,370
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(19)	15,946	2,025,655
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(19)	8,795	1,117,666
Series 2012-24, (Interest Only), Class S, 5.346%, 5/25/30(19)(20)	7,280	848,059
Series 2012-33, (Interest Only), Class CI, 3.50%, 3/25/27(19)	15,073	1,916,313
Series 2012-56, (Interest Only), Class SU, 6.596%, 8/25/26(19)(20)	9,276	1,011,943
Series 2012-124, (Interest Only), Class IO, 1.504%, 11/25/42(19)	19,424	1,091,634
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(19)	7,617	1,826,817
Series 2012-150, (Interest Only), Class SK, 5.996%, 1/25/43(19)(20)	10,713	2,050,464
Series 2013-6, (Interest Only), Class TI, 4.50%, 2/25/43(19)	25,583	4,801,219
Series 2013-6, Class TA, 1.50%, 1/25/43	19,171	17,972,440
Series 2013-12, (Interest Only), Class SP, 5.496%, 11/25/41(19)(20)	6,229	987,994
Series 2013-15, (Interest Only), Class DS, 6.046%, 3/25/33(19)(20)	21,948	4,422,518
Series 2013-16, (Interest Only), Class SY, 5.996%, 3/25/43(19)(20)	4,876	1,001,051

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2013-54, (Interest Only), Class HS, 6.146%, 10/25/41(19)(20)	$8,827	$1,495,375
Series 2013-64, (Interest Only), Class PS, 6.096%, 4/25/43(19)(20)	9,022	1,750,963
Series 2013-75, (Interest Only), Class SC, 6.096%, 7/25/42(19)(20)	20,573	3,621,533
Series 2013-123, Class VS, 11.588%, 9/25/41(20)	715	730,457
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(19)	7,287	1,537,529
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(19)	8,358	1,774,350
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(19)	9,938	1,878,651
Series 2014-61, Class US, 8.19%, 10/25/44(20)	10,000	9,906,250

		$122,602,617

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	$1,626	$1,724,146
Series 2005-72, Class E, 12.00%, 11/16/15	9	9,060
Series 2012-50, (Principal Only), Class CO, 0.00%, 8/20/40(21)	503	449,142
Series 2013-24, Class KS, 5.576%, 2/20/43(20)	2,451	2,424,790
Series 2013-124, Class LS, 11.991%, 5/20/41(20)	1,449	1,518,334
Series 2013-168, Class US, 11.591%, 11/20/43(20)	1,293	1,364,663
Series 2014-113, Class SC, 3.147%, 7/20/44(20)	4,696	4,675,084
Series 2014-117, Class HS, 31.572%, 8/20/44(20)	2,925	4,078,183
Series 2014-132, Class SC, 13.429%, 9/20/44(20)	5,000	5,287,500

		$21,530,902

Total Collateralized Mortgage Obligations (identified cost $214,386,472)		$218,893,658

Commercial Mortgage-Backed Securities — 9.0%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(8)	$1,544	$1,550,473
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(8)	3,000	3,424,533
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	308	308,321
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(18)	2,098	2,237,580
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47	3,000	3,218,406

31	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

BAMLL, Series 2013-DSNY, Class E, 2.754%, 9/15/26(8)(18)	$1,500	$1,507,463
BSCMS, Series 2002-TOP8, Class C, 5.22%, 8/15/38(18)	1,837	1,881,489
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(18)	2,978	3,083,473
BSCMS, Series 2005-PWR7, Class A3, 5.116%, 2/11/41(18)	2,138	2,152,984
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	1,395	1,497,162
CDCMT, Series 2005-CD1, Class AJ, 5.40%, 7/15/44(18)	3,650	3,777,390
CDCMT, Series 2006-CD2, Class A4, 5.48%, 1/15/46(18)	1,472	1,534,071
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	3,663	3,869,652
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	3,113	3,132,005
COMM, Series 2006-C7, Class AM, 5.973%, 6/10/46(18)	4,620	4,928,212
COMM, Series 2006-C8, Class A4, 5.306%, 12/10/46	635	676,776
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	395	406,926
COMM, Series 2012-CR2, Class D, 5.02%, 8/15/45(8)(18)	1,440	1,498,877
COMM, Series 2012-LC4, Class AM, 4.063%, 12/10/44	750	788,145
COMM, Series 2012-LC4, Class C, 5.823%, 12/10/44(18)	600	666,448
COMM, Series 2014-KYO, Class D, 2.154%, 6/11/27(8)(18)	3,250	3,255,128
COMM, Series 2014-UBS2, Class A2, 2.82%, 3/10/47	2,200	2,246,574
CSMC, Series 2006-C3, Class A3, 5.999%, 6/15/38(18)	1,884	1,997,089
CSMC, Series 2006-C4, Class A3, 5.467%, 9/15/39	588	626,172
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(8)	994	1,027,027
ESA, Series 2013-ESH5, Class D5, 4.316%, 12/5/31(8)(18)	500	505,323
ESA, Series 2013-ESH7, Class D7, 5.521%, 12/5/31(8)(18)	4,000	4,163,994
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	488	489,474
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(8)	2,400	2,454,268
JPMBB, Series 2014-C19, Class A2, 3.046%, 4/15/47	2,448	2,520,768

Security	Principal Amount (000’s omitted)	Value

JPMBB, Series 2014-C19, Class D, 4.835%, 4/15/47(8)(18)	$1,425	$1,320,790
JPMBB, Series 2014-C21, Class D, 4.816%, 8/15/47 (18)	1,000	930,482
JPMBB, Series 2014-C22, Class D, 4.714%, 9/15/47(8)(18)	2,500	2,251,318
JPMBB, Series 2014-C23, Class C, 4.461%, 9/15/47(18)	500	504,868
JPMCC, Series 2005-LDP4, Class A4, 4.918%, 10/15/42(18)	2,789	2,858,890
JPMCC, Series 2005-LDP5, Class A4, 5.405%, 12/15/44(18)	2,500	2,575,349
JPMCC, Series 2005-LDP5, Class AJ, 5.526%, 12/15/44(18)	1,000	1,042,695
JPMCC, Series 2006-CB14, Class A4, 5.481%, 12/12/44(18)	3,263	3,392,416
JPMCC, Series 2006-CB16, Class A4, 5.552%, 5/12/45	1,721	1,824,551
JPMCC, Series 2006-LDP7, Class A4, 6.058%, 4/15/45(18)	3,990	4,235,449
JPMCC, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	2,275	2,422,587
JPMCC, Series 2006-LDP9, Class A3, 5.336%, 5/15/47	1,727	1,851,546
JPMCC, Series 2006-LDP9, Class AM, 5.372%, 5/15/47	3,000	3,124,213
JPMCC, Series 2010-C2, Class D, 5.692%, 11/15/43(8)(18)	3,247	3,558,476
JPMCC, Series 2010-CNTR, Class A2, 4.311%, 8/5/32(8)	3,750	4,060,924
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(8)	1,403	1,456,315
JPMCC, Series 2011-C5, Class D, 5.50%, 8/15/46(8)(18)	3,000	3,162,252
JPMCC, Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,063,064
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	1,110	1,086,913
JPMCC, Series 2014-DSTY, Class B, 3.771%, 6/10/27(8)	2,700	2,758,953
JPMCC, Series 2014-FBLU, Class D, 2.754%, 12/15/28(8)(18)	1,500	1,504,115
LB-UBS, Series 2006-C1, Class A4, 5.156%, 2/15/31	2,000	2,073,787
LB-UBS, Series 2006-C7, Class AM, 5.378%, 11/15/38	1,750	1,880,337
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49	5,000	5,323,895
MLMT, Series 2004-BPC1, Class A5, 4.855%, 10/12/41(18)	77	77,046

32	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Motel 6, Series 2012-MTL6, Class D, 3.781%, 10/5/25(8)	$3,045	$3,054,822
MSC, Series 2003-T11, Class B, 5.579%, 6/13/41(18)	154	156,007
MSC, Series 2005-HQ5, Class A4, 5.168%, 1/14/42	901	902,790
MSC, Series 2005-T17, Class A5, 4.78%, 12/13/41	810	811,297
MSC, Series 2006-HQ8, Class A4, 5.596%, 3/12/44(18)	4,917	5,110,553
MSC, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	3,818	4,091,596
MSC, Series 2007-IQ15, Class A4, 6.105%, 6/11/49(18)	3,892	4,279,018
UBSC, Series 2011-C1, Class D, 6.071%, 1/10/45(8)(18)	2,850	3,185,328
UBSCM, Series 2012-C1, Class D, 5.719%, 5/10/45(8)(18)	3,000	3,096,068
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(18)	181	180,975
WBCMT, Series 2006-C23, Class A4, 5.418%, 1/15/45(18)	2,633	2,733,024
WBCMT, Series 2006-C24, Class A3, 5.558%, 3/15/45(18)	2,080	2,175,858
WBCMT, Series 2006-C27, Class A3, 5.765%, 7/15/45(18)	2,881	3,034,477
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	3,702	3,960,627
WBCMT, Series 2006-C28, Class AM, 5.603%, 10/15/48(18)	3,000	3,230,499
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	3,932	4,200,177
WFCM, Series 2013-LC12, Class D, 4.438%, 7/15/46(8)(18)	3,000	2,787,545
WF-RBS, Series 2012-C9, Class D, 4.963%, 11/15/45(8)(18)	2,750	2,709,491
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	660	653,921
WF-RBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(8)(18)	3,000	2,721,309

Total Commercial Mortgage-Backed Securities (identified cost $169,853,452)		$170,842,816

Asset-Backed Securities — 2.5%

Security	Principal Amount (000’s omitted)	Value
AESOP, Series 2014-1A, Class B, 2.96%, 7/20/20(8)	$1,335	$1,322,473
AH4R, Series 2014-SFR1, Class C, 2.00%, 6/17/31(8)(13)	400	392,734

Security	Principal Amount (000’s omitted)	Value

AH4R, Series 2014-SFR1, Class D, 2.35%, 6/17/31(8)(13)	$1,475	$1,439,384
Apidos CDO XVII, Series 2014-17A, Class B, 3.06%, 4/17/26(8)(13)	750	729,038
Apidos CDO XVII, Series 2014-17A, Class C, 3.51%, 4/17/26(8)(13)	1,000	933,940
Apidos CDO XVII, Series 2014-17A, Class D, 4.96%, 4/17/26(8)(13)	1,000	896,267
ARP, Series 2014-SFR1, Class C, 2.504%, 9/17/31(8)(13)	3,000	3,024,922
Babson CLO Ltd., Series 2005-1A, Class C1, 2.184%, 4/15/19(8)(13)	753	756,624
CAH, Series 2014-1A, Class C, 2.10%, 5/17/31(8)(13)	1,740	1,719,468
CAH, Series 2014-1A, Class D, 2.40%, 5/17/31(8)(13)	500	490,037
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 4.983%, 7/17/19(8)(13)	500	496,141
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.884%, 4/21/25(8)(13)	3,100	2,992,163
Comstock Funding Ltd., Series 2006-1A, Class D, 4.484%, 5/30/20(8)(13)	1,844	1,866,486
DEFT, Series 2014-1, Class C, 1.80%, 6/22/20(8)	1,000	998,675
DROT, Series 2013-2, Class A, 2.27%, 5/20/26(8)	2,638	2,658,660
FORDR, Series 2014-1, Class A, 2.26%, 11/15/25(8)	1,000	1,000,477
FORDR, Series 2014-1, Class B, 2.41%, 11/15/25(8)	1,600	1,598,195
HGVT, Series 2014-AA, Class A, 1.77%, 11/25/26(8)	746	740,208
Invitation Homes Trust, Series 2013-SFR1, Class C, 2.10%, 12/17/30(8)(13)	1	642,723
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(8)(13)	1	980,922
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.754%, 6/17/31(8)(13)	2,461	2,455,284
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(8)	943	948,300
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/20/31(8)(12)	2,000	1,999,433
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.983%, 7/17/25(8)(13)	1,075	1,050,891
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.583%, 7/17/25(8)(13)	1,075	1,012,941
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.733%, 7/17/25(8)(13)	1,300	1,155,031
OMFIT, Series 2014-1A, Class A, 2.43%, 6/18/24(8)	1,040	1,039,979
OMFIT, Series 2014-1A, Class B, 3.24%, 6/18/24(8)	1,200	1,202,016
PROG, Series 2014-SFR1, Class C, 2.404%, 10/17/31(8)(13)	1,250	1,250,000
SBY, Series 2014-1, Class C, 2.204%, 9/17/31(8)(13)	2,700	2,684,787
SCFT, Series 2014-AA, Class B, 4.61%, 10/25/27(8)(12)	2,045	2,044,386

33	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

SRFC, Series 2014-1A, Class B, 2.42%, 3/20/30(8)	$1,795	$1,796,254
SRFC, Series 2014-2A, Class A, 2.05%, 6/20/31(8)	2,660	2,645,118

Total Asset-Backed Securities (identified cost $46,888,246)		$46,963,957

U.S. Government Agency Obligations — 1.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
4.125%, 12/13/19(15)	$3,975	$4,395,484
5.25%, 12/9/22	9,000	10,743,012
5.375%, 5/15/19(15)	6,585	7,626,760

Total U.S. Government Agency Obligations (identified cost $21,666,130)		$22,765,256

U.S. Treasury Obligations — 1.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 8.875%, 2/15/19	$25,000	$32,727,550

Total U.S. Treasury Obligations (identified cost $33,640,003)		$32,727,550

Common Stocks — 0.4%

Security	Shares	Value

Aerospace and Defense — 0.0%(4)
IAP Worldwide Services, LLC(3)(14)(22)	31	$31,126

		$31,126

Automotive — 0.1%
Dayco Products, LLC(14)	25,372	$1,382,774

		$1,382,774

Building and Development — 0.2%
Panolam Holdings Co.(3)(22)(23)	3,677	$3,345,960

		$3,345,960

Food Service — 0.0%(4)
Buffets Restaurants Holdings, Inc.(3)(14)(22)	55,884	$223,536

		$223,536

Security	Shares	Value

Home Furnishings — 0.0%(4)
Sanitec Europe Oy B Units(3)(14)	27,040	$45,023
Sanitec Europe Oy E Units(3)(14)(22)	25,787	0
Sanitec Europe Oy E1 Units(3)(14)(22)	37,069	61,722

		$106,745

Lodging and Casinos — 0.0%(4)
Affinity Gaming, LLC(3)(14)(22)	46,819	$456,487
Tropicana Entertainment, Inc.(14)(22)	17,051	286,457

		$742,944

Publishing — 0.1%
ION Media Networks, Inc.(3)(14)	5,187	$1,743,610
MediaNews Group, Inc.(14)(22)	14,016	452,007

		$2,195,617

Utilities — 0.0%(4)
NRG Energy, Inc.	3,616	$110,215

		$110,215

Total Common Stocks (identified cost $3,859,275)		$8,138,917

Preferred Stocks — 0.4%

Security	Shares	Value

Banks and Thrifts — 0.2%
Banco Santander SA, 5.95% to 1/30/19(8)(10)	1,765	$1,887,643
Farm Credit Bank of Texas, 6.75% to 9/15/23(8)(10)	8,833	928,569
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(10)	525	502,893
PNC Financial Services Group, Inc. (The), 4.85% to 6/1/23(10)	650	629,443

		$3,948,548

Electronics / Electrical — 0.1%
Electricite de France SA, 5.25% to 1/29/23(8)(10)	1,000	$1,027,792
Entergy Arkansas, Inc., 4.75%	20,000	441,650

		$1,469,442

Oil, Gas & Consumable Fuels — 0.0%(4)
Chesapeake Energy Corp., 4.50%, Convertible	6,331	$599,039

		$599,039

34	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 0.1%
Ventas Realty LP/Ventas Capital Corp., 5.45%	49,997	$1,204,428

		$1,204,428

Retailers (Except Food and Drug) — 0.0%
Vivarte SA(3)(14)(22)	609	$0

		$0

Utilities — 0.0%(4)
AES Gener SA, 8.375% to 6/18/19(8)(10)	700	$807,773

		$807,773

Total Preferred Stocks (identified cost $7,874,339)		$8,029,230

Closed-End Funds — 1.1%

Security	Shares	Value
BlackRock Corporate High Yield Fund VI, Inc.	1,698,393	$20,091,989

Total Closed-End Funds (identified cost $21,146,818)		$20,091,989

Warrants — 0.0%(4)

Security	Shares	Value

Chemicals and Plastics — 0.0%
Foamex, Series B, Expires 12/31/15(3)(14)(22)	663	$0

		$0

Food Products — 0.0%(4)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(22)	1,745	$183,225

		$183,225

Total Warrants (identified cost $0) $183,225

Miscellaneous — 0.0%(4)

Security	Shares	Value

Cable and Satellite Television — 0.0%(4)
Adelphia, Inc., Escrow Certificate(22)	300,000	$3,000
Adelphia, Inc., Escrow Certificate(22)	2,500,000	25,000

		$28,000

Security	Shares	Value

Oil and Gas — 0.0%(4)
SemGroup Corp., Escrow Certificate(22)	6,135,000	$122,700

		$122,700

Utilities — 0.0%(4)
EME Reorganization Trust(22)	1,099,749	$151,325

		$151,325

Total Miscellaneous (identified cost $203,413)		$302,025

Interest Rate Swaptions Purchased — 0.0%(4)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Credit Suisse International	2/28/17	$52,500	$528,833

Total Interest Rate Swaptions Purchased (identified cost $2,535,750)				$528,833

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(24)	$29,585	$29,585,004

Total Short-Term Investments (identified cost $29,585,004)		$29,585,004

Total Investments — 165.8% (identified cost $3,117,087,768)		$3,141,605,470

Less Unfunded Loan Commitments — (0.1)%		$(1,930,296)

Net Investments — 165.7% (identified cost $3,115,157,472)		$3,139,675,174

35	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaptions Written — (0.0)%(4)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Citibank, N.A.	2/28/17	$52,500	$(528,833)

Total Interest Rate Swaptions Written (premiums received $2,031,750)				$(528,833)

Other Assets, Less Liabilities — (51.6)%				$(977,152,237)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.1)%				$(266,629,351)

Net Assets Applicable to Common Shares — 100.0%				$1,895,364,753

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

ACRE	–	Americold LLC Trust
AESOP	–	Avis Budget Rental Car Funding LLC
AH4R	–	American Homes 4 Rent
ARP	–	American Residential Properties Trust
BACM	–	Banc of America Commercial Mortgage Trust
BAMLL	–	Banc of America Merrill Lynch Large Loan, Inc.
BSCMS	–	Bear Stearns Commercial Mortgage Securities Trust
CAH	–	Colony American Homes
CDCMT	–	CD Commercial Mortgage Trust
CGCMT	–	Citigroup Commercial Mortgage Trust
COMM	–	Commercial Mortgage Pass-Through Certificates
CSMC	–	Credit Suisse Commercial Mortgage Trust
DBUBS	–	DBUBS Mortgage Trust
DEFT	–	Dell Equipment Finance Trust
DIP	–	Debtor In Possession
DROT	–	Diamond Resorts Owner Trust
ESA	–	Extended Stay America Trust
FORDR	–	Ford Credit Auto Owner Trust
GMACC	–	GMAC Commercial Mortgage Securities, Inc. Trust
HGVT	–	Hilton Grand Vacations Trust
HILT	–	Hilton USA Trust
JPMBB	–	JPMBB Commercial Mortgage Securities Trust
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
LB-UBS	–	LB-UBS Commercial Mortgage Trust
MLCFC	–	ML-CFC Commercial Mortgage Trust
MLMT	–	Merrill Lynch Mortgage Trust
MSC	–	Morgan Stanley Capital I Trust
OMFIT	–	OneMain Financial Issuance Trust
PIK	–	Payment In Kind
PROG	–	Progress Residential Trust
SBY	–	Silver Bay Realty Trust
SCFT	–	SpringCastle Funding Trust
SRFC	–	Sierra Receivables Funding Co., LLC
UBSC	–	UBS-Citigroup Commercial Mortgage Trust
UBSCM	–	UBS Commercial Mortgage Trust
WBCMT	–	Wachovia Bank Commercial Mortgage Trust
WFCM	–	Wells Fargo Commercial Mortgage Trust
WF-RBS	–	WFRBS Commercial Mortgage Trust

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan

36	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Portfolio of Investments (Unaudited) — continued

commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(2)	This Senior Loan will settle after September 30, 2014, at which time the interest rate will be determined.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 13).
(4)	Amount is less than 0.05% or (0.05)%, as applicable.
(5)	Unfunded or partially unfunded loan commitments. See Note 1G for description.
(6)	The issuer is in default on the payment of principal but continues to pay interest.
(7)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2014, the aggregate value of these securities is $563,739,490 or 29.7% of the Fund’s net assets applicable to common shares.

(9)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(10)	Security converts to floating rate after the indicated fixed-rate coupon period.
(11)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2014, the aggregate value of these securities is $664,673 or less than 0.05% of the Fund’s net assets applicable to common shares.

(12)	When-issued security.
(13)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2014.
(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(15)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(16)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(17)	Adjustable rate mortgage security. Rate shown is the rate at September 30, 2014.
(18)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2014.
(19)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(20)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2014.
(21)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(22)	Non-income producing security.
(23)	Restricted security (see Note 8).
(24)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014.

(25)	Defaulted matured security.

37	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2014
Unaffiliated investments, at value (identified cost, $3,085,572,468)	$3,110,090,170
Affiliated investment, at value (identified cost, $29,585,004)	29,585,004
Cash	14,679,516
Restricted cash*	945,070
Foreign currency, at value (identified cost, $3,822,885)	3,822,000
Interest and dividends receivable	30,346,137
Interest receivable from affiliated investment	2,091
Receivable for investments sold	1,071,974
Receivable for variation margin on open financial futures contracts	53,676
Receivable for open forward foreign currency exchange contracts	2,380,496
Tax reclaims receivable	14,052
Prepaid expenses	44,808
Total assets	$3,193,034,994

Liabilities
Notes payable	$827,200,000
Cash collateral due to broker	280,000
Payable for reverse repurchase agreements, including accrued interest of $7,668	137,577,549
Written swaptions outstanding, at value (premiums received, $2,031,750)	528,833
Payable for investments purchased	46,011,953
Payable for when-issued securities	16,273,994
Payable to affiliates:
Investment adviser fee	1,933,308
Accrued expenses	1,235,253
Total liabilities	$1,031,040,890
Auction preferred shares (10,665 shares outstanding) at liquidation value plus cumulative unpaid dividends	$266,629,351
Net assets applicable to common shares	$1,895,364,753

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 117,547,018 shares issued and outstanding	$1,175,470
Additional paid-in capital	2,162,844,150
Accumulated net realized loss	(286,486,796)
Accumulated distributions in excess of net investment income	(11,065,870)
Net unrealized appreciation	28,897,799
Net assets applicable to common shares	$1,895,364,753

Net Asset Value Per Common Share
($1,895,364,753 ÷ 117,547,018 common shares issued and outstanding)	$16.12

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

38	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2014
Interest and other income	$78,173,072
Dividends	1,130,046
Interest allocated from affiliated investment	19,142
Expenses allocated from affiliated investment	(2,895)
Total investment income	$79,319,365

Expenses
Investment adviser fee	$11,900,140
Trustees’ fees and expenses	34,000
Custodian fee	438,923
Transfer and dividend disbursing agent fees	10,148
Legal and accounting services	194,430
Printing and postage	219,589
Interest expense and fees	5,175,747
Preferred shares service fee	196,769
Miscellaneous	97,776
Total expenses	$18,267,522
Deduct —
Reduction of custodian fee	$241
Total expense reductions	$241

Net expenses	$18,267,281

Net investment income	$61,052,084

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$18,224,908
Investment transactions allocated from affiliated investment	126
Financial futures contracts	(1,236,440)
Foreign currency and forward foreign currency exchange contract transactions	1,458,093
Net realized gain	$18,446,687
Change in unrealized appreciation (depreciation) —
Investments	$(66,996,705)
Written swaptions	673,574
Financial futures contracts	202,110
Foreign currency and forward foreign currency exchange contracts	3,053,308
Net change in unrealized appreciation (depreciation)	$(63,067,713)

Net realized and unrealized loss	$(44,621,026)

Distributions to preferred shareholders
From net investment income	$(158,576)

Net increase in net assets from operations	$16,272,482

39	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
From operations —
Net investment income	$61,052,084	$119,684,666
Net realized gain from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	18,446,687	12,591,992
Net change in unrealized appreciation (depreciation) from investments, written swaptions, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(63,067,713)	(19,178,834)
Distributions to preferred shareholders —
From net investment income	(158,576)	(311,324)
Net increase in net assets from operations	$16,272,482	$112,786,500
Distributions to common shareholders —
From net investment income	$(71,727,191)	$(138,510,416)
Tax return of capital	—	(4,937,999)
Total distributions to common shareholders	$(71,727,191)	$(143,448,415)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$663,888
Net increase in net assets from capital share transactions	$—	$663,888

Net decrease in net assets	$(55,454,709)	$(29,998,027)

Net Assets Applicable to Common Shares
At beginning of period	$1,950,819,462	$1,980,817,489
At end of period	$1,895,364,753	$1,950,819,462

Accumulated distributions in excess of net investment income included in net assets applicable to common shares
At end of period	$(11,065,870)	$(232,187)

40	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended September 30, 2014
Net increase in net assets from operations	$16,272,482
Distributions to preferred shareholders	158,576
Net increase in net assets from operations excluding distributions to preferred shareholders	$16,431,058
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(568,293,835)
Investments sold and principal repayments	546,697,130
Increase in short-term investments, net	(14,061,744)
Net amortization/accretion of premium (discount)	15,880,550
Decrease in restricted cash	774,155
Increase in interest and dividends receivable	(55,014)
Decrease in interest receivable from affiliated investment	266
Increase in receivable for variation margin on open financial futures contracts	(52,270)
Increase in receivable for open forward foreign currency exchange contracts	(2,376,982)
Increase in tax reclaims receivable	(13,097)
Increase in prepaid expenses	(239)
Increase in cash collateral due to broker	280,000
Decrease in written swaptions outstanding	(673,574)
Decrease in payable for open forward foreign currency exchange contracts	(431,660)
Decrease in payable to affiliate for investment adviser fee	(78,889)
Increase in accrued expenses	52,838
Decrease in accrued interest on reverse repurchase agreements	(3,062)
Increase in unfunded loan commitments	1,314,029
Net change in unrealized (appreciation) depreciation from investments	66,996,705
Net realized gain from investments	(18,224,908)
Net cash provided by operating activities	$44,161,457

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(71,729,510)
Cash distributions paid to preferred shareholders	(157,820)
Proceeds from notes payable	49,000,000
Repayment of notes payable	(50,000,000)
Proceeds from reverse repurchase agreements, net	19,849,881
Net cash used in financing activities	$(53,037,449)

Net decrease in cash*	$(8,875,992)

Cash at beginning of period(1)	$27,377,508

Cash at end of period(1)	$18,501,516

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings and reverse repurchase agreements	$5,205,692

(1)	Balance includes foreign currency, at value.
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $330.

41	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2012(1)		Year Ended April 30,
			2014	2013			2011	2010	2009
Net asset value — Beginning of period (Common shares)	$16.600		$16.860	$16.550	$17.060		$16.630	$12.960	$16.330

Income (Loss) From Operations
Net investment income(2)	$0.519		$1.018	$1.041	$1.007		$1.118	$1.213	$1.348
Net realized and unrealized gain (loss)	(0.388)		(0.055)	0.516	(0.368)		0.697	3.809	(3.290)
Distributions to preferred shareholders
From net investment income(2)	(0.001)		(0.003)	(0.004)	(0.003)		(0.007)	(0.007)	(0.058)

Total income (loss) from operations	$0.130		$0.960	$1.553	$0.636		$1.808	$5.015	$(2.000)

Less Distributions to Common Shareholders
From net investment income	$(0.610)		$(1.178)	$(1.210)	$(1.103)		$(1.319)	$(1.345)	$(1.347)
Tax return of capital	—		(0.042)	(0.033)	(0.043)		(0.059)	—	(0.023)

Total distributions to common shareholders	$(0.610)		$(1.220)	$(1.243)	$(1.146)		$(1.378)	$(1.345)	$(1.370)

Net asset value — End of period (Common shares)	$16.120		$16.600	$16.860	$16.550		$17.060	$16.630	$12.960

Market value — End of period (Common shares)	$14.580		$15.250	$17.100	$16.050		$16.080	$16.600	$11.580

Total Investment Return on Net Asset Value(3)	1.06	%(4)	6.50%	9.80%	4.44	%(4)	11.68%	40.73%	(10.71)%

Total Investment Return on Market Value(3)	(0.51	)%(4)	(3.53)%	14.83%	7.40	%(4)	5.52%	57.21%	(14.85)%

42	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,		Period Ended March 31, 2012(1)		Year Ended April 30,
Ratios/Supplemental Data			2014	2013			2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$1,895,365		$1,950,819	$1,980,817	$1,941,504		$2,001,368	$1,950,179	$1,456,963
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.35	%(7)	1.27%	1.16%	1.19	%(7)	1.15%	1.02%	1.09%
Interest and fee expense(8)	0.53	%(7)	0.44%	0.44%	0.52	%(7)	0.61%	1.04%	1.37%
Total expenses(6)	1.88	%(7)	1.71%	1.60%	1.71	%(7)	1.76%	2.06%	2.46%
Net investment income	6.29	%(7)	6.16%	6.25%	6.68	%(7)	6.73%	7.90%	9.91%
Portfolio Turnover	17	%(4)	37%	46%	42	%(4)	46%	46%	27%
Senior Securities:
Total notes payable outstanding (in 000’s)	$827,200		$828,200	$496,200	$439,200		$418,200	$526,200	$619,200
Asset coverage per $1,000 of notes payable(9)	$3,614		$3,677	$5,529	$6,028		$6,423	$5,213	$3,784
Total preferred shares outstanding	10,665		10,665	10,665	10,665		10,665	10,665	10,665
Asset coverage per preferred share(10)	$68,320		$69,546	$89,917	$93,767		$98,061	$86,494	$66,119
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000	$25,000

(1)	For the eleven months ended March 31, 2012. The Fund changed its fiscal year-end from April 30 to March 31.

(2)	Computed using average common shares outstanding.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Interest and fee expense relates to the notes payable, a portion of which was incurred to partially redeem the Fund’s APS (see Note 10), and the reverse repurchase agreements (see Note 11).

(9)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Fund’s total liabilities (not including the notes payables and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 273%, 278%, 360%, 375%, 392%, 346% and 264% at September 30, 2014, March 31, 2014, 2013 and 2012 and at April 30, 2011, 2010 and 2009, respectively.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares and borowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31,		Period Ended March 31, 2012	Year Ended April 30,
		2014	2013		2011	2010	2009
Expenses excluding interest and fees	0.86%	0.86%	0.85%	0.86%	0.83%	0.69%	0.71%
Interest and fee expense	0.34%	0.30%	0.32%	0.38%	0.44%	0.70%	0.90%
Total expenses	1.20%	1.16%	1.17%	1.24%	1.27%	1.39%	1.61%
Net investment income	4.02%	4.16%	4.57%	4.82%	4.85%	5.31%	6.48%

43	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent it is consistent with its primary objective.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Notes. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect

44

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At March 31, 2014, the Fund, for federal income tax purposes, had a capital loss carryforward of $262,998,751 and deferred capital losses of $23,607,237, which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on March 31, 2015 ($18,927,766), March 31, 2016 ($42,273,076), March 31, 2017 ($112,795,908), March 31, 2018 ($67,565,640) and March 31, 2019 ($21,436,361) and its character is short-term. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred, and are treated as realized prior to the utilization of the capital loss carryforward. Of the deferred capital losses at March 31, 2014, $23,607,237 are long-term.

As of September 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At September 30, 2014, the Fund had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

45

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

I  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Swaptions — A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

M  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

N  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

O  Stripped Mortgage-Backed Securities — The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

P  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

46

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

Q  Interim Financial Statements — The interim financial statements relating to September 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of September 30, 2014 is as follows:

APS Issued and Outstanding

Series A	2,133
Series B	2,133
Series C	2,133
Series D	2,133
Series E	2,133

The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund’s By-Laws and the 1940 Act. The Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at September 30, 2014, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at September 30, 2014	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.12%	$31,148	0.12%	0.06–0.15
Series B	0.18	33,068	0.12	0.08–0.20
Series C	0.12	30,081	0.11	0.08–0.20
Series D	0.12	30,913	0.12	0.08–0.20
Series E	0.12	33,366	0.12	0.08–0.18

47

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Fund’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of September 30, 2014.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended September 30, 2014, the Fund’s investment adviser fee amounted to $11,900,140. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended September 30, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$526,595,556	$475,906,049
U.S. Government and Agency Securities	61,944,771	61,043,425

	$588,540,327	$536,949,474

6  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended September 30, 2014. Common shares issued by the Fund pursuant to its dividend reinvestment plan for the year ended March 31, 2014 were 39,354.

On November 11, 2013, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended September 30, 2014 and the year ended March 31, 2014.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,136,248,718

Gross unrealized appreciation	$59,347,954
Gross unrealized depreciation	(55,921,498)

Net unrealized appreciation	$3,426,456

48

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

8  Restricted Securities

At September 30, 2014, the Fund owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Panolam Holdings Co.	12/30/09	3,677	$2,020,511	$3,345,960

Total Restricted Securities			$2,020,511	$3,345,960

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and written swaptions and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written swaptions at September 30, 2014 is included in the Portfolio of Investments.

A summary of obligations under these financial instruments at September 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

10/31/14	British Pound Sterling 6,950,787	United States Dollar 11,768,760	HSBC Bank USA, N.A.	$503,326	$—	$503,326
10/31/14	Euro 602,851	United States Dollar 809,287	Bank of America, N.A.	47,714	—	47,714
10/31/14	Euro 2,094,750	United States Dollar 2,800,216	Deutsche Bank AG	153,947	—	153,947
11/28/14	British Pound Sterling 5,144,862	United States Dollar 8,530,053	JPMorgan Chase Bank, N.A.	193,592	—	193,592
11/28/14	Canadian Dollar 3,170,852	United States Dollar 2,914,868	JPMorgan Chase Bank, N.A.	87,491	—	87,491
11/28/14	Euro 23,226,019	United States Dollar 30,653,816	Goldman Sachs International	1,306,537	—	1,306,537
12/31/14	British Pound Sterling 6,176,814	United States Dollar 10,057,490	Goldman Sachs International	51,859	—	51,859
12/31/14	Euro 6,234,764	United States Dollar 7,915,968	HSBC Bank USA, N.A.	36,030	—	36,030

				$2,380,496	$—	$2,380,496

49

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

12/14	125 U.S. 2-Year Treasury Note	Short	$(27,365,235)	$(27,355,469)	$9,766
12/14	175 U.S. 5-Year Treasury Note	Short	(20,770,313)	(20,695,118)	75,195
12/14	235 U.S. 10-Year Treasury Note	Short	(29,529,219)	(29,290,547)	238,672
12/14	30 U.S. Long Treasury Bond	Short	(4,191,328)	(4,137,187)	54,141

					$377,774

There was no written swaptions activity for the six months ended September 30, 2014.

At September 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk:  The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk:  The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaptions to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The Fund enters into forward foreign currency exchange contracts and written swaptions that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $528,833. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $665,070 at September 30, 2014.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Fund is not subject to counterparty credit risk with respect to its written swaptions as the Fund, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at September 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 13) at September 30, 2014.

50

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Foreign Exchange	Forward foreign currency exchange contracts	$2,380,496	(1)	$—
Interest Rate	Financial futures contracts	377,774	(2)	—
Interest Rate	Interest rate swaptions purchased	528,833	(3)	—
Interest Rate	Interest rate swaptions written	—		(528,833	)(4)

Total		$3,287,103		$(528,833)

Derivatives not subject to master netting or similar agreements		$377,774		$—

Total Derivatives subject to master netting or similar agreements		$2,909,329		$(528,833)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(3)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(4)	Statement of Assets and Liabilities location: Written swaptions outstanding, at value.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of September 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$47,714	$—	$—	$—	$47,714
Credit Suisse International	528,833	—	(528,833)	—	—
Deutsche Bank AG	153,947	—	—	—	153,947
Goldman Sachs International	1,358,396	—	(1,079,305)	—	279,091
HSBC Bank USA, N.A.	539,356	—	(539,356)	—	—
JPMorgan Chase Bank, N.A.	281,083	—	—	(280,000)	1,083

	$2,909,329	$—	$(2,147,494)	$(280,000)	$481,835

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(528,833)	$—	$—	$528,833	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

51

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

Information with respect to reverse repurchase agreements at September 30, 2014 is included at Note 11.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended September 30, 2014 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Foreign Exchange	Forward foreign currency exchange contracts	$1,644,396	$2,808,642
Interest Rate	Financial futures contracts	(1,236,440)	202,110
Interest Rate	Interest rate swaptions purchased	—	(673,574)
Interest Rate	Interest rate swaptions written	—	673,574

Total		$407,956	$3,010,752

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions and Financial futures contracts, respectively.

(2)

Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts, Financial futures contracts, Investments and Written swaptions, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended September 30, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Purchased Swaptions

$81,741,000	$77,324,000	$52,500,000

10  Revolving Credit and Security Agreement

Effective March 19, 2014, the Fund renewed its Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to a limit of $1 billion. The Agreement provides for a renewable 364-day backstop financing arrangement, which ensures that alternate financing will continue to be available to the Fund should the conduits be unable to place their commercial paper. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 17, 2015, the Fund pays a program fee of 0.80% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the Fund’s outstanding borrowings are equal to or less than 50% of the borrowing limit) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended September 30, 2014, totaled $4,154,647 and are included in interest expense and fees on the Statement of Operations. The Fund is required to maintain certain net asset levels during the term of the Agreement. At September 30, 2014, the Fund had borrowings outstanding under the Agreement of $827,200,000 at an interest rate of 0.20%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at September 30, 2014 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 13) at September 30, 2014. For the six months ended September 30, 2014, the average borrowings under the Agreement and the average interest rate (excluding fees) were $834,134,426 and 0.20%, respectively.

52

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

11  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of September 30, 2014 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid	Principal Amount	Value Including Accrued Interest

Bank of America	9/26/14	10/27/14	0.32%	$63,975,470	$63,978,313
KGS Alpha Capital	9/19/14	10/23/14	0.23	57,791,565	57,794,888
KGS Alpha Capital	9/22/14	10/23/14	0.38	15,802,846	15,804,348

For the six months ended September 30, 2014, the average borrowings under reverse repurchase agreements and the average annual interest rate were $123,215,471 and 0.29%, respectively. The reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. At September 30, 2014, the market value of securities pledged for the benefit of counterparties for reverse repurchase agreements, which exceeded the amount of borrowings by counterparty, was $143,883,363. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at September 30, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 13) at September 30, 2014.

12  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

53

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Notes to Financial Statements (Unaudited) — continued

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,177,375,125	$703,607	$1,178,078,732
Corporate Bonds & Notes	—	1,079,616,894	435,171	1,080,052,065
Foreign Government Securities	—	2,156,000	—	2,156,000
Mortgage Pass-Throughs	—	320,335,917	—	320,335,917
Collateralized Mortgage Obligations	—	218,893,658	—	218,893,658
Commercial Mortgage-Backed Securities	—	170,842,816	—	170,842,816
Asset-Backed Securities	—	46,963,957	—	46,963,957
U.S. Government Agency Obligations	—	22,765,256	—	22,765,256
U.S. Treasury Obligations	—	32,727,550	—	32,727,550
Common Stocks	396,672	1,834,781	5,907,464	8,138,917
Preferred Stocks	1,803,467	6,225,763	0	8,029,230
Closed-End Funds	20,091,989	—	—	20,091,989
Warrants	—	183,225	0	183,225
Miscellaneous	151,325	150,700	—	302,025
Interest Rate Swaptions Purchased	—	528,833	—	528,833
Short-Term Investments	—	29,585,004	—	29,585,004

Total Investments	$22,443,453	$3,110,185,479	$7,046,242	$3,139,675,174
Forward Foreign Currency Exchange Contracts	$—	$2,380,496	$—	$2,380,496
Futures Contracts	377,774	—	—	377,774

Total	$22,821,227	$3,112,565,975	$7,046,242	$3,142,433,444

Liability Description
Interest Rate Swaptions Written	$—	$(528,833)	$—	$(528,833)

Total	$—	$(528,833)	$—	$(528,833)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2014 is not presented.

At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

54

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

55

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Limited Duration Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk and special considerations relevant to investing in senior secured floating rate loans, mortgage-backed securities and high-yield bonds. The Board considered the resources available to personnel of the Adviser, including research services. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

56

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

57

Eaton Vance

Limited Duration Income Fund

September 30, 2014

Officers and Trustees

Officers of Eaton Vance Limited Duration Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Limited Duration Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of September 30, 2014, Fund records indicate that there are 96 registered shareholders and approximately 86,369 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbol

The NYSE MKT symbol is EVV.

58

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the Funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

59

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7731 9.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 12, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2014